UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York	10017
(Address of principal executive offices)	(Zip code)

Lisa Snow, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1.	Reports to Stockholders.

2004 ANNUAL REPORT

TIAA SEPARATE

ACCOUNT VA-1

DECEMBER 31, 2004

Audited financial statements including summary portfolio of investments

Stock Index Account

Sign up for electronic delivery at

www.tiaa-cref.org/howto/edelivery.html

PERFORMANCE OVERVIEW AS OF 12/31/2004

		Average annual compound rates of total return
	Inception date	1 year	5 years	10 years	Since inception
EQUITIES
Stock Index Account	11/1/1994	11.22%	–1.57%	11.56%	11.12%

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

A better way to keep track of your investments

If you received this report by e-delivery, it has reached you faster than ever before. In addition, you now have the option of saving it electronically. That way, if you want to refer to it a month or a year from now, you can access it quickly on your computer.

If you did not receive this report electronically, you can sign up for e-delivery at www.tiaa-cref.org/howto/edelivery.html. It takes only a few minutes and will enable you to get future reports as soon as they are completed, rather than waiting for them to be printed, bound and delivered by mail.

We want to remind you that, beginning with the 2004 Semiannual Report, which was published at the end of August, our financial reports list the account’s 50 largest holdings or any holding that constitutes more than 1% of the account’s investment portfolio. A complete list of the account’s holdings is on file with the Securities and Exchange Commission. To obtain this information, please see details on page four.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit the Web Center at www.tiaa-cref.org, or call 800 223-1200 for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Contents

Report to policyholders	2

More information for policyholders	4

Special terms	5

Important information about expenses	6

Account performance
Stock Index Account	8

Report of management responsibility	11

Report of the audit committee	12

Summary portfolio of investments	14

Financial statements
Statement of assets and liabilities	19
Statement of operations	20
Statements of changes in net assets	21
Notes to financial statements	22
Report of independent registered public accounting firm	26

Additional information	27

Management	30

How to reach us	Inside back cover

Report to policyholders

Both U.S. and foreign stocks posted double-digit returns during 2004, with most of their advance occurring during a year-end rally. The Russell 3000® Index, which tracks the broad U.S. market, was up 11.95%. The MSCI EAFE® Index, which tracks stocks in 21 developed nations, excluding the United States, gained 20.25% in dollar terms.

During the first three quarters of 2004, lofty stock valuations were making investors cautious, while higher interest rates and the rising price of oil threatened the pace of economic growth in the United States and among its chief trading partners. Inflation fears during the second quarter caused the largest single-quarter decline in the return of 10-year Treasury notes in a decade. As of September 30, 2004, the Russell 3000 had gained only 1.62% and the EAFE 4.27%.

During the fourth quarter, the utilization rate of the nation’s productive capacity improved in each month, according to data compiled by the Federal Reserve. At year’s end, the rate was 79.2%, 2.4 percentage points above that of December 2003, but still 1.9 percentage points below its 1972–2003 average.

Initial data from the Department of Commerce showed that the nation’s real Gross Domestic Product increased at an annual rate of 3.1% in the fourth quarter, versus a rate of 4.0% in the third. The major contributors to growth were outlays for equipment and software, and consumer spending. The slowing rate of growth during the quarter resulted largely from decreased exports and increased imports.

Despite slower growth, good news about earnings and lower oil prices set off a vigorous rally in the fourth quarter. Driven by strong performance in the financial, technology and health care sectors, the Russell 3000 Index returned 10.16% for the fourth quarter and 11.95% for the year, producing gains in consecutive years for the first time since 1999.

Bonds rallied too, and 10-year Treasuries ended the year with a return of 5.1%. The Lehman Brothers U.S. Aggregate Index returned 4.34%.

According to the Investment Company Institute, long-term U.S. stock funds posted a net inflow of more than $209 billion in 2004, while taxable bond funds had a net inflow of more than $3 billion.

The stocks of the Russell 3000 have now produced an average annual return of 12.00% over the last ten years. But, as the most recent year demonstrated, underlying market movements are far from smooth. In 2004, 85% of the Russell 3000’s return occurred in the fourth quarter.

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an

2    |  2004 Annual Report    TIAA Separate Account VA-1

Scott C. Evans

Executive Vice President and

Chief Investment Officer

indexed approach designed to capture as much of the market’s gains as possible, less the effect of expenses. During 2004, the account returned 11.22%, far surpassing the 8.78% return of similar variable annuities, as measured by the Morningstar Large Blend (VA) category.

During the past year, we have enhanced the methods we use to achieve our investment objectives. We conducted a comprehensive strategic review to evaluate the organizational structure of our investment operations. As a result, we made a number of changes to improve the collaboration among our investment managers and with other parts of TIAA-CREF.

We also made several key appointments within the investment area, including the choice of Susan Ulick as head of Equity Investments. She now oversees the management of all equity investments, including research, analysis and trading. Her depth of experience, as previous head of equity research at CREF, enabled us to make further improvements in our investment management process.

In our efforts to add value in each of our investment offerings, we will continue to ensure that our investment group has the structure and resources to help meet the demands of today’s complex marketplace.

Scott C. Evans
Executive Vice President and
Chief Investment Officer

TIAA Separate Account VA-1    2004 Annual Report  |    3

More information for policyholders

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Statement of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2004) in the following ways:

•	by visiting the TIAA-CREF Web Center at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

For the period ended December 31, 2004, and for other reporting periods, you can also obtain a complete listing of TIAA Separate Account VA-1’s holdings on Form N-CSR (for periods ended either June 30 or December 31) or on Form N-Q (for the most recently completed fiscal quarter, either March 31 or September 30):

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov; or

•	at the SEC’s Public Reference Room (call 800 SEC-0330 for more information).

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, or on the SEC Web site at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the twelve months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact/Help link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by the portfolio management teams of Teachers Advisors, Inc., whose members are responsible for the day-to-day operations of the account.

4    |  2004 Annual Report    TIAA Separate Account VA-1

Special terms

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Benchmarks (benchmark idexes) are groups of securities, such as the Russell 3000® Index, used to compare the performance of an investment.*

Expense ratio is the amount that investors pay for the operation of a variable annuity. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities with a similar objective whose performance is compared with the performance of a single mutual fund or variable annuity.

Relative performance is the return of a variable annuity in relationship to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed income”) or other investments.

Separate account is an account established by a life insurance company, separate from its general account, for the investments in nonguaranteed insurance and annuity products. In contrast, a life insurer’s general account supports products with principal and interest guarantees. Separate accounts are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the account’s holdings.

*	Russell 3000 is a trademark and service mark of the Frank Russell Company.

TIAA Separate Account VA-1    2004 Annual Report  |    5

Important information about expenses

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on this page is intended to help you understand your ongoing costs (in dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts using the TIAA Separate Account VA-1. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004.

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

	Stock Index Account expense example
	Starting account value (7/1/04)	Ending account value (12/31/04)	Expenses paid† (7/1/04–12/31/04)
Actual return	$1,000.00	$1,032.68	$3.42
5% annual hypothetical return	$1,000.00	1,021.58	3.41

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period is 0.67%.

6    |  2004 Annual Report    TIAA Separate Account VA-1

DISCLOSURE

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed rate of return of 5% per year before expenses—which is not the account’s actual return.

Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

TIAA Separate Account VA-1    2004 Annual Report  |    7

Stock Index Account  |  U.S. stocks

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Stock Index Account returned 11.22% for the year. The account’s benchmark, the Russell 3000® Index, returned 11.95% for the period, versus the 8.78% average return of similar accounts, as measured by the Morningstar Large Blend (VA) category, which tracked 2,896 variable annuities during 2004.

Late rally rescues stocks from disappointing year

After posting a 31.06% gain in 2003, the stocks of the Russell 3000 delivered lackluster returns for most of 2004. Mixed economic signals, along with concerns about terrorism and the war in Iraq, constrained equity performance during the first two quarters of the year, and the index was up just 3.59% at mid-year. During the third quarter, soaring oil prices eroded those gains. The Russell 3000 lost 1.90% in the quarter, and, by late October, the market was barely in positive territory year-to-date.

Upward movement returned with a strong rally in November and December that propelled the Russell 3000 to a 10.16% fourth-quarter return and a double-digit gain for the year as a whole. The late surge came as oil prices plunged after topping $55 a barrel in late October.

Small and mid-size value companies perform best

The market’s advance was driven by the 18.33% gain of the small-cap Russell 2000® Index and the 20.22% rise in the Russell Midcap® Index. The predominantly large-cap Russell 1000® Index returned 11.40% for the year.

Value stocks as a group strongly outperformed growth issues during the twelve-month period. The Russell 3000 Value Index, which tracks value stocks of all sizes, climbed 16.94%—more than double the 6.93% return of the Russell 3000 Growth Index.

All industry sectors in the benchmark Russell 3000 had positive returns, led by integrated oils (28.5%) and other energy (41.6%). The strong fourth-quarter rebound enabled technology, the worst-performing sector, to eke out a 1.2% gain for the year.

Among the benchmark’s five largest companies, in terms of market capitalization, the year’s largest returns were by ExxonMobil, General Electric and Microsoft, which were up 28.0%, 20.7% and 9.1%, respectively. The weakest performers in the group were Pfizer, which returned –22.3%, and Citigroup, which returned 2.7%.

For the period, the account’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The account also had a risk profile similar to that of the benchmark.

8    |  2004 Annual Report    TIAA Separate Account VA-1

Stock Index Account  |  U.S. stocks

PERFORMANCE

Investment objective

This account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Special investment risks

Although this account attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. In addition, the account’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the account will match that of its index for any period of time.

The account’s benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of 12/31/2004

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	10 years	5 years	10 years
Stock Index Account	11.22%	–1.57%	11.56%	–7.62%	198.84%
Benchmark:
Russell 3000 Index[1]	11.95	–1.16	12.00	–5.68	210.89

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.
[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

Account facts

Inception date	11/1/1994
Net assets (12/31/2004)	$915.48 million
Total annual expense ratio*	0.67%

*	The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio will never exceed 1.50%.

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of net assets
Large: over $5 billion	80.77
Middle: $1 billion–$5 billion	14.73
Small: under $1 billion	4.50

Total	100.00

TIAA Separate Account VA-1    2004 Annual Report  |    9

Stock Index Account  |  U.S. stocks

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1995, would have grown to $29,884 as of December 31, 2004. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 21.46%, for the quarter ended December 31, 1998

Worst quarter: –17.24%, for the quarter ended September 30, 2002

10    |  2004 Annual Report    TIAA Separate Account VA-1

Report of management responsibility

To the Contractowners of TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 (“VA-1”) are the responsibility of management. They have been prepared in accordance with U.S. generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America (“TIAA”) has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA’s internal audit personnel provide a continuing review of the internal controls and operations of VA-1, and the chief audit executive regularly reports to the Audit Committee of VA-1’s Management Committee.

The accompanying financial statements have been audited by the independent registered public accounting firm of Ernst & Young LLP. To maintain auditor independence and avoid any conflict of interest, it continues to be VA-1’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The report of the independent registered public accounting firm, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of VA-1’s Management Committee, consisting entirely of members who are not officers of VA-1, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of VA-1 by the independent registered public accounting firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of VA-1’s operations.

/s/ Bertram L. Scott
---------------------------------------
Bertram L. Scott President
/s/ Elizabeth A. Monrad
---------------------------------------
Elizabeth A. Monrad Executive Vice President and Chief Financial Officer

TIAA Separate Account VA-1 2004 Annual Report	11

Report of the audit committee

To the Contractowners of TIAA Separate Account VA-1:

The Audit Committee (“Committee”) oversees the financial reporting process of the Stock Index Account of TIAA Separate Account VA-1 (“VA-1”) on behalf of VA-1’s Management Committee. The Committee operates in accordance with a formal written charter (copies of which are available upon request), which describes the Committee’s responsibilities. All members of the Committee are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for VA-1’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of VA-1. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth year of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent registered public accounting firm responsible for expressing an opinion on the conformity of these audited financial statements with U.S. generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by VA-1, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and VA-1, and has received a written disclosure regarding such independence.

12	2004 Annual Report TIAA Separate Account VA-1

Report of the audit committee

continued

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair

Willard T. Carleton, Audit Committee Member

Martin J. Gruber, Audit Committee Member

Bridget A. Macaskill, Audit Committee Member

February 14, 2005

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2004 Annual Report	13

Stock Index Account	Summary portfolio of investments December 31, 2004

	ISSUER	PRINCIPAL	VALUE (000)	% OF NET ASSETS
	CORPORATE BOND
	HEALTH SERVICES	$10,000	$42	0.01%

	TOTAL CORPORATE BOND	(Cost $10)	42	0.01

	COMPANY	SHARES

	PREFERRED STOCKS
	HEALTH SERVICES OFFICES		9	0.00
	PRIMARY METAL INDUSTRIES		—	0.00

	TOTAL PREFERRED STOCKS	(Cost $27)	9	0.00

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		90	0.01

	AGRICULTURAL PRODUCTION-LIVESTOCK		26	0.00

	AMUSEMENT AND RECREATION SERVICES		1,909	0.21

	APPAREL AND ACCESSORY STORES		5,543	0.61

	APPAREL AND OTHER TEXTILE PRODUCTS		1,497	0.16

	AUTO REPAIR, SERVICES AND PARKING		376	0.04

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		1,652	0.18

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	155,833	6,660	0.73
	Other		3,834	0.42

			10,494	1.15

	BUSINESS SERVICES
d	Microsoft Corp	635,274	16,968	1.85
*	Oracle Corp	262,518	3,602	0.39
	Other		42,609	4.65

			63,179	6.89

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	108,411	5,057	0.55
*	Amgen, Inc	89,694	5,754	0.63
	Bristol-Myers Squibb Co	135,150	3,463	0.38
	Du Pont (E.I.) de Nemours & Co	69,526	3,410	0.37
	Lilly (Eli) & Co	67,753	3,845	0.42
	Merck & Co, Inc	154,456	4,964	0.54
	Pfizer, Inc	528,690	14,216	1.56
	Procter & Gamble Co	177,979	9,803	1.07
	Wyeth	92,689	3,948	0.43
	Other		37,135	4.06

			91,595	10.01

	COAL MINING		936	0.10

14	2004 Annual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account	Summary portfolio of investments December 31, 2004	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

COMMUNICATIONS
BellSouth Corp	127,504	$3,543	0.39%
SBC Communications, Inc	230,205	5,932	0.65
Verizon Communications, Inc	191,961	7,776	0.85
Viacom, Inc (Class B)	97,477	3,547	0.39
Other		24,034	2.62

		44,832	4.90

DEPOSITORY INSTITUTIONS
Bank of America Corp	281,828	13,243	1.45
Citigroup, Inc	358,003	17,249	1.89
JPMorgan Chase & Co	246,280	9,607	1.05
U.S. Bancorp	132,433	4,148	0.45
Wachovia Corp	111,924	5,887	0.64
Wells Fargo & Co	116,800	7,259	0.79
Other		35,704	3.90

		93,097	10.17

EATING AND DRINKING PLACES		6,733	0.74

EDUCATIONAL SERVICES		1,893	0.21

ELECTRIC, GAS, AND SANITARY SERVICES		33,776	3.69

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
General Electric Co	732,326	26,730	2.92
Intel Corp	448,084	10,481	1.14
Qualcomm, Inc	111,718	4,737	0.52
Other		29,749	3.25

		71,697	7.83

ENGINEERING AND MANAGEMENT SERVICES		8,422	0.92

FABRICATED METAL PRODUCTS		6,694	0.73

FOOD AND KINDRED PRODUCTS
Coca-Cola Co	145,615	6,062	0.66
PepsiCo, Inc	118,153	6,168	0.67
Other		15,316	1.68

		27,546	3.01

FOOD STORES		4,521	0.49

FORESTRY		1,048	0.11

FURNITURE AND FIXTURES		2,905	0.32

FURNITURE AND HOMEFURNISHINGS STORES		3,580	0.39

GENERAL BUILDING CONTRACTORS		4,123	0.45

GENERAL MERCHANDISE STORES
Wal-Mart Stores, Inc	176,568	9,326	1.02
Other		11,030	1.20

		20,356	2.22

HEALTH SERVICES		7,654	0.84

HEAVY CONSTRUCTION, EXCEPT BUILDING		99	0.01

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2004 Annual Report	15

Stock Index Account	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES		$24,862	2.71%

	HOTELS AND OTHER LODGING PLACES		3,420	0.37

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	54,364	4,462	0.49
*	Cisco Systems, Inc	469,984	9,071	0.99
*	Dell, Inc	174,759	7,364	0.80
	Hewlett-Packard Co	214,146	4,491	0.49
	International Business Machines Corp	116,676	11,502	1.26
	Other		27,532	3.01

			64,422	7.04

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	84,259	4,185	0.46
	Other		23,636	2.58

			27,821	3.04

	INSURANCE AGENTS, BROKERS AND SERVICE		3,102	0.34

	INSURANCE CARRIERS
	American International Group, Inc	159,721	10,489	1.15
	UnitedHealth Group, Inc	45,949	4,045	0.44
	Other		30,473	3.33

			45,007	4.92

	JUSTICE, PUBLIC ORDER AND SAFETY		16	0.00

	LEATHER AND LEATHER PRODUCTS		1,013	0.11

	LEGAL SERVICES		32	0.00

	LOCAL AND INTERURBAN PASSENGER TRANSIT		154	0.02

	LUMBER AND WOOD PRODUCTS		1,216	0.13

	METAL MINING		2,596	0.28

	MISCELLANEOUS MANUFACTURING INDUSTRIES		1,410	0.15

	MISCELLANEOUS RETAIL
*	eBay, Inc	35,609	4,141	0.45
	Other		9,392	1.03

			13,533	1.48

	MOTION PICTURES
*	Time Warner, Inc	305,477	5,938	0.65
	Walt Disney Co	143,033	3,976	0.43
	Other		2,640	0.29

			12,554	1.37

	NONDEPOSITORY INSTITUTIONS
	American Express Co	78,431	4,421	0.48
	Fannie Mae	67,559	4,811	0.53
	Freddie Mac	48,547	3,578	0.39
	Other		9,013	0.98

			21,823	2.38

16	2004 Annual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account	Summary portfolio of investments December 31, 2004	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

NONMETALLIC MINERALS, EXCEPT FUELS		$409	0.04%

OIL AND GAS EXTRACTION		16,509	1.80

PAPER AND ALLIED PRODUCTS		6,457	0.71

PERSONAL SERVICES		1,586	0.17

PETROLEUM AND COAL PRODUCTS
ChevronTexaco Corp	148,156	7,780	0.85
ConocoPhillips	48,023	4,170	0.45
ExxonMobil Corp	452,891	23,215	2.54
Other		3,445	0.38

		38,610	4.22

PRIMARY METAL INDUSTRIES		5,298	0.58

PRINTING AND PUBLISHING		7,290	0.80

RAILROAD TRANSPORTATION		4,387	0.48

REAL ESTATE		856	0.09

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		2,347	0.26

SECURITY AND COMMODITY BROKERS
Merrill Lynch & Co, Inc	65,812	3,934	0.43
Morgan Stanley	75,589	4,197	0.46
Other		10,959	1.19

		19,090	2.08

SOCIAL SERVICES		77	0.01

SPECIAL TRADE CONTRACTORS		331	0.04

STONE, CLAY, AND GLASS PRODUCTS		1,565	0.17

TOBACCO PRODUCTS
Altria Group, Inc	141,549	8,649	0.95
Other		1,598	0.17

		10,247	1.12

TRANSPORTATION BY AIR		3,810	0.42

TRANSPORTATION EQUIPMENT
United Technologies Corp	36,209	3,742	0.41
Other		19,652	2.15

		23,394	2.56

TRANSPORTATION SERVICES		1,182	0.13

TRUCKING AND WAREHOUSING		4,631	0.51

WATER TRANSPORTATION		327	0.04

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	205,244	13,017	1.42
Other		4,048	0.44

		17,065	1.86

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2004 Annual Report	17

Stock Index Account	Summary portfolio of investments December 31, 2004	concluded

COMPANY		VALUE (000)	% OF NET ASSETS

WHOLESALE TRADE-NONDURABLE GOODS		$6,668	0.73%

TOTAL COMMON STOCKS	(Cost $709,275)	911,390	99.55

ISSUER	PRINCIPAL
SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Bank (FHLB) 1.900%, 01/12/05	$2,500,000	$2,498	0.27%

TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		2,498	0.27

TOTAL SHORT-TERM INVESTMENTS	(Cost $2,498)	2,498	0.27

TOTAL PORTFOLIO	(Cost $711,810)	913,939	99.83%
OTHER ASSETS AND LIABILITIES, NET		1,539	0.17

NET ASSETS		$915,478	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of classification categories together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

Restricted securities held by the Account are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$ —	$—
National Health Investors, Inc.	01/10/01	10,000	42,000
Priority Healthcare Corp (Class A)	01/04/99	1,148	2,000
Wiltel Communications Group (Rts)	12/04/03	—	—

		$11,148	$44,000

18	2004 Annual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Statement of assets and liabilities	TIAA Separate Account VA-1 December 31, 2004

(amounts in thousands, except amount per accumulation unit)	Stock Index Account

ASSETS
Investments, at cost	$711,810
Net unrealized appreciation of investments	202,129

Investments, at value	913,939
Cash	73
Dividends and interest receivable	1,147
Receivable from securities transactions	100
Amounts due to TIAA and related entities	266

Total assets	915,525

LIABILITIES
Due to custodian	44
Payable for variation margin on open futures contracts	3

Total liabilities	47

NET ASSETS
Accumulation Fund	$915,478

Accumulation units outstanding—Notes 4 and 5	12,123

Net asset value per accumulation unit—Note 4	$75.52

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2004 Annual Report	19

Statement of operations	TIAA Separate Account VA-1 Year Ended December 31, 2004

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Income:
Interest	$181
Dividends	16,444

Total income	16,625

EXPENSES—Note 2:
Investment advisory charges	2,563
Administrative expenses	1,708
Mortality and expense risk charges	3,417

Total expenses before waiver	7,688
Investment advisory charges waived	(1,965)

Net expenses	5,723

Investment income—net	10,902

REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS—Note 3
Net realized gain on:
Portfolio investments	213
Futures transactions	46

Net realized gain on total investments	259

Net change in unrealized appreciation on:
Portfolio investments	81,121
Futures transactions	9

Net change in unrealized appreciation on total investments	81,130

Net realized and unrealized gain on total investments	81,389

Net increase in net assets resulting from operations	$92,291

20	2004 Annual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Statements of changes in net assets	TIAA Separate Account VA-1

	Stock Index Account
	Years Ended December 31,
(amounts in thousands)	2004	2003

FROM OPERATIONS
Investment income—net	$10,902	$8,638
Net realized gain (loss) on investments	259	(5,659)
Net change in unrealized appreciation on investments	81,130	183,380

Net increase in net assets resulting from operations	92,291	186,359

FROM CONTRACTOWNER TRANSACTIONS
Premiums	34,942	33,152
Net contractowner transfers from (to) fixed account	(1,800)	15,657
Withdrawals and death benefits	(36,702)	(23,274)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,560)	25,535

Net increase in net assets	88,731	211,894

NET ASSETS
Beginning of year	826,747	614,853

End of year	$915,478	$826,747

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2004 Annual Report	21

Notes to financial statements	TIAA Separate Account VA-1 Stock Index Account

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued based on last sale price on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Money market instruments are valued based on the most recent bid price or the equivalent quoted yield for such securities, or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as ADRs and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the specific identification method.

22	2004 Annual Report TIAA Separate Account VA-1

Notes to financial statements	continued

Securities lending: The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Federal income taxes: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

Note 2—management agreements

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was at an annual rate of 0.10%).

TIAA Separate Account VA-1 2004 Annual Report	23

Notes to financial statements	continued

Note 3—investments

At December 31, 2004, the net unrealized appreciation on investments was $202,129,000, consisting of gross unrealized appreciation of $292,696,520 and gross unrealized depreciation of $90,567,520.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 2004, were $46,077,995 and $41,733,131 respectively.

At December 31, 2004, the Account held open futures contracts as follows:

	Number of Contracts	Market Value	Expiration Date	Unrealized Gain
E-mini S&P 500 Index	31	$1,881,235	March 2005	$6,621
E-mini Russell 2000 Index	5	326,975	March 2005	2,255

				$8,876

Note 4—condensed financial information

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

	Years Ended December 31,
	2004	2003	2002	2001	2000
Per Accumulation Unit data:
Investment income	$1.359	$1.041	$.965	$.916	$.966
Expenses	.468	.310	.218	.253	.301

Investment income—net	.891	.731	.747	.663	.665
Net realized and unrealized gain (loss) on investments	6.727	15.066	(15.200)	(9.499)	(7.024)

Net increase (decrease) in Accumulation Unit Value	7.618	15.797	(14.453)	(8.836)	(6.359)
Accumulation Unit Value:
Beginning of year	67.900	52.103	66.556	75.392	81.751

End of year	$75.518	$67.900	$52.103	$66.556	$75.392

Total return	11.22%	30.32%	(21.72% )	(11.72% )	(7.78% )
Ratio of expenses to average net assets before expense waiver	0.90%	0.76%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets after expense waiver	0.67%	0.53%	0.37%	0.37%	0.37%
Ratio of net investment income to average net assets	1.28%	1.26%	1.27%	0.97%	0.82%
Portfolio turnover rate	4.90%	4.14%	5.33%	9.86%	20.68%
Thousands of Accumulation Units outstanding at end of year	12,123	12,176	11,801	12,517	13,147

24	2004 Annual Report TIAA Separate Account VA-1

Notes to financial statements	continued

Note 5—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Years Ended December 31,
	2004	2003
Accumulation Units:
Credited for premiums	487,871	559,438
Cancelled for transfers and disbursements	(540,253)	(184,337)
Outstanding:
Beginning of year	12,175,875	11,800,774

End of year	12,123,493	12,175,875

Note 6—line of credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the year ended December 31, 2004, the Account did not borrow under this facility.

TIAA Separate Account VA-1 2004 Annual Report	25

Report of independent registered public accounting firm

To the Contractowners and Management Committee of TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Stock Index Account of TIAA Separate Account VA-1 (“VA-1”) as of December 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of VA-1’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 2004, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
---------------------------------------

New York, New York

February 25, 2005

26	2004 Annual Report TIAA Separate Account VA-1

Additional information

Mr. William H. Waltrip, a trustee of TIAA, and Professor Stephen A. Ross, a management committee member of the Separate Account and a trustee of the other TIAA-CREF registered investment companies (together with the Separate Account, the “TIAA-CREF Funds”), resigned from their respective boards on November 30, 2004.

On August 1, 2003, the valuation practice, a non-auditing practice of Ernst & Young, LLP (“E&Y”), the independent auditor to TIAA and the TIAA-CREF Funds, entered into an agreement with a company owned by the two trustees among others, a majority of which was owned by Professor Ross. The business relationship was created to develop intellectual property and related services to value corporate stock options. The aggregate amount paid by E&Y to the company under this agreement was approximately $1.33 million of which Professor Ross received, or will receive, approximately $335,000 (of which $60,000 represented reimbursement of expenses and $25,000 represented repayment of a loan he made to the company). Mr. Waltrip has not received any payment from the company. The agreement and business activity thereunder was terminated on August 20, 2004 and a dissolution agreement was signed as of November 17, 2004.

E&Y informed TIAA and the TIAA-CREF Funds that the business relationship between E&Y and the company owned by the trustees was not in accordance with the auditor independence standards of Regulation S-X and the Public Company Accounting Oversight Board. E&Y also notified the SEC and the Audit Committees of TIAA and the TIAA-CREF Funds of this business relationship. The Audit Committees consist entirely of independent trustees having no business relationships with TIAA, the TIAA-CREF Funds or E&Y.

The Audit Committees of TIAA and the TIAA-CREF Funds, and E&Y, each determined that the trustee’s business relationship with E&Y did not compromise E&Y’s independence from either TIAA or the TIAA-CREF Funds or the integrity or objectivity of the respective audits for 2003 and 2004. This determination was based on, among other things, the fact that the E&Y audit team was not aware of the business relationship when they issued the 2003 audit opinions on the financial statements of TIAA and the TIAA-CREF Funds and the business activity under the agreement was ceased in 2004 upon identification of the matter. Professor Ross and Mr. Waltrip had no other functions or responsibilities as Board members that would have caused them to have direct dealings with the E&Y audit team. Professor Ross and Mr. Waltrip were not members of the Audit Committees.

TIAA and/or the TIAA-CREF Funds have taken steps to ensure that their respective trustees will identify promptly any business relationships that may bring the independence of the outside auditors into question. These steps include revising their officers and trustees questionnaires, improving the questionnaire review process, receiving quarterly auditor independence certifications, and enhancing continuing education for all trustees regarding SEC matters.

In November 2004, TIAA and the TIAA-CREF Funds initiated a request for proposal process to seek accounting firms with the requisite capacity and expertise to perform their respective 2005 audits, which was recently completed. In con -

continued

TIAA Separate Account VA-1 2004 Annual Report	27

Additional information	concluded

nection with this process, Professor Martin J. Gruber, the Chairman of the TIAA-CREF Funds, informed the Boards of CREF and the TIAA-CREF Funds that in 1999, he entered into a one-year contract to participate in an academic advisory program sponsored by a non-auditing practice of E&Y. The purpose of the program was to organize conferences, develop publications, and consult on engagements as an expert in his field. Professor Gruber advised the Boards of CREF and the TIAA-CREF Funds that the program was ended before it was launched and the contract expired in 2000.

Based on the facts described above, the Audit Committees of TIAA, CREF and the TIAA-CREF Funds, and E&Y, determined that Professor Gruber’s contract did not impair the independence of E&Y’s audit work for TIAA-CREF or the integrity or objectivity of the respective audits. But in keeping with TIAA-CREF’s current standards of auditor independence, Professor Gruber resigned from the Boards of CREF and the TIAA-CREF Funds.

On February 28, 2005, TIAA, CREF and the TIAA-CREF Funds determined and E&Y agreed that the audit relationship between E&Y and TIAA, CREF and the TIAA-CREF Funds will cease. E&Y will complete its audit work for TIAA, CREF and the TIAA-CREF Funds for their respective 2004 audits.

At a meeting held on February 28, 2005, the Audit Committees of TIAA, CREF and the TIAA-CREF Funds, along with the respective Boards of Trustees, approved the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for these entities for their 2005 audits, effective upon completion of PricewaterhouseCoopers’ customary client acceptance procedures and execution of an engagement letter.

On December 6, 2004, the staff of the SEC informed TIAA and the TIAA-CREF Funds that it is conducting an informal inquiry into the E&Y auditor independence matter. TIAA and the TIAA-CREF Funds are fully cooperating with the SEC staff in connection with the informal inquiry.

28	2004 Annual Report TIAA Separate Account VA-1

[This page intentionally left blank.]

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2004 Annual Report	29

Management	Members and officers of TIAA Separate Account VA-1

Current TIAA Separate Account VA-1 management committee members and executive officers

DISINTERESTED MEMBERS

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorships held by member
Willard T. Carleton 4911 E. Parade Ground Loop Tucson, AZ 85712-6623 Age: 70	Member	Indefinite term. Member since 2001.	Professor of Finance Emeritus, University of Arizona, College of Business and Public Administration, 2001–present. Formerly, Donald R. Diamond Professor of Finance, University of Arizona, 1999–2001, and Karl L. Eller Professor of Finance, University of Arizona, 1984–1999. Trustee of TIAA, 1984–2003.	60	None
Nancy L. Jacob Windermere Investment Associates 121 S.W. Morrison Street Suite 925 Portland, OR 97204 Age: 61	Member	Indefinite term. Member since 2001.	President and Managing Principal, Windermere Investment Associates, 1997–present. Formerly, Chairman and Chief Executive Officer, CTC Consulting, Inc., 1994–1997 and Executive Vice President, U.S. Trust of the Pacific Northwest, 1993–1998.	60	Director and Chairman of the Investment Committee of the Okabena Company (financial services).
Bevis Longstreth Debevoise & Plimpton 919 Third Avenue New York, NY 10022-6225 Age: 70	Member	Indefinite term. Member since 2001.	Retired Partner, Debevoise & Plimpton. Formerly, Partner (1970–1981, 1984–1997) and Of Counsel (1998–2001) of Debevoise & Plimpton, Adjunct Professor at Columbia University School of Law, 1994–1999 and Commissioner of the U.S. Securities and Exchange Commission, 1981–1984.	60	Member of the Board of Directors of AMVESCAP, PLC and Chairman of the Finance Committee of the Rockefeller Family Fund.

30	2004 Annual Report TIAA Separate Account VA-1

TIAA Separate Account VA-1 2004 Annual Report	31

Bridget A. Macaskill 160 East 81st Street New York, NY 10028 Age: 56	Member	Indefinite term. Member since 2003.	Independent Consultant for Merrill Lynch, 2003–present. Formerly, Chairman, Oppenheimer Funds, Inc., 2000–2001. Chief Executive Officer, 1995–2001; President, 1991–2000; and Chief Operating Officer, 1989–1995 of that firm.	60	Director, J Sainsbury plc (food retailer) and Prudential plc. International Advisory Board, British-American Business Council.
Maceo K. Sloan NCM Capital Management Group, Inc. 2634 Durham-Chapel Hill Boulevard Suite 206 Durham, NC 27707 Age: 55	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc., 1991–present; Chairman and Chief Executive Officer, NCM Capital Management Group, Inc., since 1999; and Chairman, CEO and CIO, NCM Capital Advisers Inc., 2003–present.	60	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.
Ahmed H. Zewall California Institute of Technology Arthur Amos Noyes Laboratory of Chemical Physics Mail Code 127-72 1200 East California Boulevard Pasadena, CA 91125 Age: 58	Member	Indefinite term. Member since 2004.	Linus Pauling Chair Professor of Chemistry and Professor of Physics, Caltech, 1996–present; and Director, NSF Laboratory for Molecular Sciences (LMS), Caltech, 1995–present.	60	None

Management	Members and officers of TIAA Separate Account VA-1	continued

EXECUTIVE OFFICERS

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Herbert M. Allison, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 61	President and Chief Executive Officer	Indefinite term. President and Chief Executive Officer since 2002.	Chairman, President and Chief Executive Officer of TIAA since 2002. President and Chief Executive Officer of CREF, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”) since 2002. Formerly, President and Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000–2002. President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc., 1997–1999. Member of the Board of Directors, New York Stock Exchange.
Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 55	Vice President and Treasurer	Indefinite term. Vice President and Treasurer since 2004.	Vice President and Treasurer of TIAA and the TIAA-CREF Funds since 2004. Vice President and Treasurer of Advisors, TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”) and TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 45	Executive Vice President and Chief Investment Officer	Indefinite term. Executive Vice President since 1998. Chief Investment Officer since 2004.	Executive Vice President since 1998 and Chief Investment Officer since 2004 of TIAA and the TIAA-CREF Funds since 2003. President and Chief Executive Officer of Investment Management and Advisors and Director of Advisors and TIAA-CREF Life. Formerly, Executive Vice President, CREF Investments.
I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 52	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds since 2003. Formerly, Advisor for McKinsey & Company, 2003; Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal, 2001–2002; and Senior Vice President and Chief Communications Officer for Insurance Information Institute, 1993–2001.

32	2004 Annual Report TIAA Separate Account VA-1

TIAA Separate Account VA-1 2004 Annual Report	33

E. Laverne Jones TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 55	Vice President and Corporate Secretary	Indefinite term. Vice President and Corporate Secretary since 2001.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds since 2001.
Susan S. Kozik TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 47	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds since 2003. Formerly, Vice President of IT Operations and Services, Lucent Technologies, 2000–2003; and Senior Vice President and Chief Technology Officer, Penn Mutual Life Insurance Company, 1997–2000.
George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 51	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds since 2003. Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated, 1997–2000.
Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 48	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds since 2003. Director of Advisors, Services, TPIS, Tuition Financing and TIAA-CREF Life and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments, 1999–2003; and Head and Deputy Head of Global Market Risk Management, 1997–1999.
Elizabeth A. Monrad TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 50	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and Chief Financial Officer of TIAA and the TIAA-CREF Funds since 2003. Executive Vice President of TPIS, Services, Advisors, Investment Management and Tuition Financing. Director of Investment Management, Executive Vice President of TPIS, Services and Tuition Financing. Director of Advisors, TPIS, Tuition Financing and TIAA-CREF Life. Manager of Investment Management and Services. Executive Vice President, Finance, Actuarial and Facilities of TIAA-CREF Life. Formerly, Chief Financial Officer and Senior Vice President of General Re (2000–2003), Chief Financial Officer of its North American Reinsurance Operations (1997–2000) and Corporate Treasurer. Director, Colgate-Palmolive Company
Frances Nolan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 47	Executive Vice President	Indefinite term. Executive Vice President since 2001.	Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds since 2001. President, Chief Executive Officer and Manager of Services. Director of TPIS, Tuition Financing and TIAA-CREF Life. Formerly, Executive Vice President, Retirement Services, CREF and TIAA, 2000–2003; Vice President, Eastern Division, 1994–2000.

Management	Members and officers of TIAA Separate Account VA-1	continued

EXECUTIVE OFFICERS—continued

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 38	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds since 2003. Director, TIAA-CREF Life. Formerly, First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co., 1999–Feb. 2003; and Vice President and Head of Human Resources—Japan Morgan Stanley, 1998–1999.
Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 53	Executive Vice President	Indefinite term. Executive Vice President since 2001.	Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds since 2001. Chairman of the Board, President and Chief Executive Officer of TIAA-CREF Life. Director of TPIS; Manager of Services; President and Director of Tuition Financing. Formerly, President and Chief Executive Officer, Horizon Mercy, 1996–2000.

34	2004 Annual Report TIAA Separate Account VA-1

HOW TO REACH US

TIAA-CREF WEB CENTER

Account performance, personal account information and transactions, product descriptions and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums.

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF Mutual Funds, after-tax annuities and life insurance

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF TUITION FINANCING, INC.

Tuition financing programs

888 381-8283

8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2005 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

PRST STD U.S. POSTAGE PAID TIAA-CREF

730 Third Avenue New York, NY 10017-3206

A10845 02/05
C32974

Item 2.	Code of Ethics.

The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002. The code of ethics is filed as an exhibit to this annual report.

During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The Management Committee of the Registrant has determined that Maceo K. Sloan is qualified and will continue to serve as the audit committee financial expert on the Registrant’s audit committee. Mr. Sloan is an independent trustee – i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as member of the management committee.

Item 4.	Principal Accountant Fees and Services.

Ernst & Young performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage Ernst & Young for management advisory or consulting services.

Audit Fees. Ernst & Young’s fees for professional services rendered for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2004 and December 31, 2003 were $50,500 and $46,400, respectively.

Tax Fees. Ernst & Young fees for tax services rendered to the Registrant for the fiscal years ended December 31, 2004 and 2003, were $0.

Other than as set forth above, Ernst & Young had no additional fees with respect to Registrant.

Preapproval Policy. In June of 2003, the Registrant’s audit committee (“Audit Committee”) adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statement audit for the Registrant and certain of its affiliates, including approving the terms of the engagement and (ii) preapprove the audit, audit-related and tax services to be provided by the independent auditor and the fees to be charged for provision of such services from year to year.

Auditor Fees for Related Entities. The aggregate non-audit fees billed by Ernst & Young for services rendered to the Registrant and its adviser or affiliates of the adviser performing on-going services to the Registrant, including TIAA (Service Providers), for the year ended December 31, 2004 are $204,800 and for the year ended December 31, 2003 were $171,000.

Ernst & Young’s aggregate fees for professional services rendered in connection with the audit of financial statements for Teachers Insurance and Annuity Association of America (“TIAA”) and the College Retirement Equities Fund (“CREF”) and their affiliated entities for the year ended December 31, 2004 are $7,703,700 and for the year ended December 31, 2003 were $3,955,300. Ernst & Young’s aggregate fees for audit related-services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2004 are $204,800 and for the year ended December 31, 2003 were $171,000. Ernst & Young’s aggregate fees for tax services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2004 are $250,600 and for the year ended December 31, 2003 were $229,900.

Item 6.	Statements of Investments

Report of Independent Registered Public Accounting Firm

To the Contractowners and Management Committee of

TIAA Separate Account VA-1

We have audited the statement of assets and liabilities, including the summary portfolio of investments, of the Stock Index Account of TIAA Separate Account VA-1 (“VA-1”) as of December 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and have issued our report thereon dated February 25, 2005 (included in Item 1 of this Form N-CSR). Our audits also included the statement of investments filed under Item 6 of this Form N-CSR. This statement is the responsibility of VA-1’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the statement of investments referred to above, when considered in relation to the financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

New York, New York

February 25, 2005

TIAA Stock Index Account

TIAA STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS

December 31, 2004

SHARES/PRINCIPAL			VALUE (000)
CORPORATE BOND - 0.01%
HEALTH SERVICES - 0.01%
$10,000	f*	National Health Investors, Inc (Sr Sub Deb)	$42
		9.000%, 01/01/06

		TOTAL HEALTH SERVICES	42

		TOTAL CORPORATE BOND (Cost $10)	42

PREFERRED STOCKS - 0.00%
HEALTH SERVICES - 0.00%
535	*	Bio-Reference Labs, Inc	9

		TOTAL HEALTH SERVICES	9

PRIMARY METAL INDUSTRIES - 0.00%
25,150	v*	Superior Trust I	0

		TOTAL PRIMARY METAL INDUSTRIES	0

		TOTAL PREFERRED STOCKS (Cost $27)	9

COMMON STOCKS - 99.55%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
246	*	Alico, Inc	14
2,443		Delta & Pine Land Co	67
360	*	John B. Sanfilippo & Son	9

		TOTAL AGRICULTURAL PRODUCTION-CROPS	90

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
26		Seaboard Corp	26

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	26

AMUSEMENT AND RECREATION SERVICES - 0.21%
3,321	*	Alliance Gaming Corp	46
1,792	*	Argosy Gaming Co	84
2,464	*	Aztar Corp	86
20,455	*	Caesars Entertainment, Inc	412
433		Churchill Downs, Inc	19
685		Dover Downs Gaming & Entertainment, Inc	9
1,000		Dover Motorsport, Inc	6
2,119	*	Gaylord Entertainment Co	88
7,708		Harrah’s Entertainment, Inc	516
2,182		International Speedway Corp (Class A)	115
1,142	*	Isle of Capri Casinos, Inc	29
1,065	*	Lakes Entertainment, Inc	17
3,185	*	Magna Entertainment Corp (Class A)	19
1,437	*	MTR Gaming Group, Inc	15
1,472	*	Multimedia Games, Inc	23
519	*	Nevada Gold & Casinos, Inc	6
2,071	*	Penn National Gaming, Inc	125

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
6,211	*	Six Flags, Inc	33
1,000		Speedway Motorsports, Inc	39
2,946		Station Casinos, Inc	161
1,562	*	WMS Industries, Inc	52
717		World Wrestling Federation Entertainment, Inc	9

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,909

APPAREL AND ACCESSORY STORES - 0.61%
6,633		Abercrombie & Fitch Co (Class A)	311
3,853	*	Aeropostale, Inc	113
3,634		American Eagle Outfitters, Inc	171
4,599	*	AnnTaylor Stores Corp	99
675		Bebe Stores, Inc	18
500		Buckle, Inc	15
1,286		Burlington Coat Factory Warehouse Corp	29
664	*	Cache, Inc	12
457	*	Carter’s, Inc	16
2,400	*	Casual Male Retail Group, Inc	13
1,052		Cato Corp (Class A)	30
806	*	Charlotte Russe Holding, Inc	8
7,700	*	Charming Shoppes, Inc	72
6,171	*	Chico’s FAS, Inc	281
1,177	*	Children’s Place Retail Stores, Inc	44
2,493		Christopher & Banks Corp	46
6,119		Claire’s Stores, Inc	130
1,500	*	Dress Barn, Inc	26
2,704		Finish Line, Inc (Class A)	49
10,006		Foot Locker, Inc	269
44,894		Gap, Inc	948
1,554	*	Genesco, Inc	48
1,138		Goody’s Family Clothing, Inc	10
2,122	*	Gymboree Corp	27
3,354	*	Hot Topic, Inc	58
1,184	*	Jo-Ann Stores, Inc	33
560	*	JOS A. Bank Clothiers, Inc	16
26,342		Limited Brands, Inc	606
6,514		Nordstrom, Inc	304
739		Oshkosh B’gosh, Inc (Class A)	16
5,329	*	Pacific Sunwear of California, Inc	119
4,638	*	Payless Shoesource, Inc	57
10,792		Ross Stores, Inc	312
517	*	Shoe Carnival, Inc	7
1,437	*	Stage Stores, Inc	60
1,800		Talbots, Inc	49
36,263		TJX Cos, Inc	911
2,439	*	Too, Inc	60
3,382	*	Urban Outfitters, Inc	150

		TOTAL APPAREL AND ACCESSORY STORES	5,543

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
2,663	*	Collins & Aikman Corp	12
904	*	Columbia Sportswear Co	54
1,418	*	DHB Industries, Inc	27
1,036	*	Guess?, Inc	13
1,589	*	Hartmarx Corp	12

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
8,460		Jones Apparel Group, Inc	309
2,000		Kellwood Co	69
7,265		Liz Claiborne, Inc	307
874		Oxford Industries, Inc	36
1,700		Phillips-Van Heusen Corp	46
2,909		Polo Ralph Lauren Corp	124
3,806	*	Quiksilver, Inc	113
5,532		VF Corp	306
3,191	*	Warnaco Group, Inc	69

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,497

AUTO REPAIR, SERVICES AND PARKING - 0.04%
646	*	Amerco, Inc	30
1,250		Central Parking Corp	19
1,736	*	Dollar Thrifty Automotive Group, Inc	52
1,626	*	Exide Technologies	22
1,073	*	Midas, Inc	21
582	*	Monro Muffler Brake, Inc	15
4,547		Ryder System, Inc	217

		TOTAL AUTO REPAIR, SERVICES AND PARKING	376

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
5,154	*	Advance Auto Parts	225
273	*	America’s Car Mart, Inc	10
1,053	*	Asbury Automotive Group, Inc	15
12,420	*	Autonation, Inc	239
4,556	*	Autozone, Inc	416
7,418	*	Carmax, Inc	230
4,822	*	Copart, Inc	127
3,233	*	CSK Auto Corp	54
1,297	*	Group 1 Automotive, Inc	41
1,061		Lithia Motors, Inc (Class A)	28
809	*	MarineMax, Inc	24
3,061	*	O’Reilly Automotive, Inc	138
405	*	Rush Enterprises, Inc	7
1,793		Sonic Automotive, Inc	44
1,214		United Auto Group, Inc	36
744	*	West Marine, Inc	18

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,652

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.15%
878		Building Materials Holding Corp	34
1,029	*	Central Garden & Pet Co	43
4,181		Fastenal Co	257
155,833		Home Depot, Inc	6,660
2,284		Lafarge North America, Inc	117
53,849		Lowe’s Cos	3,101
7,657	*	Owens-Illinois, Inc	173
2,700	b*	USG Corp	109

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,494

BUSINESS SERVICES - 6.89%
2,373	*	@Road, Inc	16
1,510	*	24/7 Real Media, Inc	7
27,132	*	3Com Corp	113

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
2,635		Aaron Rents, Inc	66
2,600		ABM Industries, Inc	51
2,500	*	ActivCard Corp	22
9,084	*	Activision, Inc	183
3,595	*	Actuate Corp	9
5,409		Acxiom Corp	142
1,377	*	Administaff, Inc	17
16,467		Adobe Systems, Inc	1,033
2,172	*	Advent Software, Inc	44
2,039		Advo, Inc	73
7,880	*	Affiliated Computer Services, Inc (Class A)	474
3,625	*	Agile Software Corp	30
7,418	*	Akamai Technologies, Inc	97
3,113	*	Alliance Data Systems Corp	148
1,445	*	Altiris, Inc	51
1,337	*	AMN Healthcare Services, Inc	21
436	*	Ansoft Corp	9
2,094	*	Ansys, Inc	67
1,874	*	Anteon International Corp	78
3,300	*	Aquantive, Inc	30
2,100	*	Arbitron, Inc	82
4,191	*	Ariba, Inc	70
1,984	*	Armor Holdings, Inc	93
4,096	*	Ascential Software Corp	67
2,453	*	Asiainfo Holdings, Inc	15
4,122	*	Ask Jeeves, Inc	110
4,000	*	Aspect Communications Corp	45
5,855	*	Aspen Technology, Inc	36
546	*	Asset Acceptance Capital Corp	12
403	*	Atari, Inc	1
2,886	*	Autobytel, Inc	17
16,334		Autodesk, Inc	620
42,019		Automatic Data Processing, Inc	1,864
25,646	*	BEA Systems, Inc	227
8,366	*	Bisys Group, Inc	138
1,200	*	Blackboard, Inc	18
623	*	Blue Coat Systems, Inc	12
16,380	*	BMC Software, Inc	305
5,613	*	Borland Software Corp	66
1,224		Brady Corp (Class A)	77
3,945		Brink’s Co	156
18,512	*	Brocade Communications Systems, Inc	141
2,196	*	CACI International, Inc (Class A)	150
19,038	*	Cadence Design Systems, Inc	263
2,233	*	Captaris, Inc	12
1,406	*	Carreker Corp	12
3,624		Catalina Marketing Corp	107
493	*	CCC Information Services Group, Inc	11
900		CDI Corp	19
71,673		Cendant Corp	1,676
10,128	*	Ceridian Corp	185
1,892	*	Cerner Corp	101
4,279		Certegy, Inc	152
5,652	*	Checkfree Corp	215

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
5,808	*	ChoicePoint, Inc	267
4,981	*	Chordiant Software, Inc	11
3,700	*	Ciber, Inc	36
11,523	*	Citrix Systems, Inc	283
26,192	*	CMGI, Inc	67
8,863	*	CNET Networks, Inc	100
1,300	*	Cogent, Inc	43
10,080	*	Cognizant Technology Solutions Corp	427
32,833		Computer Associates International, Inc	1,020
416		Computer Programs & Systems, Inc	10
12,477	*	Computer Sciences Corp	703
26,775	*	Compuware Corp	173
1,145	*	Concord Communications, Inc	13
1,542	*	Concur Technologies, Inc	14
11,750	*	Convergys Corp	176
2,255	*	Corillian Corp	11
1,115	*	CoStar Group, Inc	51
1,394	*	Covansys Corp	21
3,793	*	CSG Systems International, Inc	71
3,587	*	Cyberguard Corp	23
1,899	*	Cybersource Corp	14
4,324		Deluxe Corp	161
2,509	*	Dendrite International, Inc	49
703	*	Digimarc Corp	7
2,438	*	Digital Insight Corp	45
2,215	*	Digital River, Inc	92
8,500	*	DoubleClick, Inc	66
5,522	*	DST Systems, Inc	288
5,244	*	Dun & Bradstreet Corp	313
5,279	*	E.piphany, Inc	25
9,627	*	Earthlink, Inc	111
1,800	*	Echelon Corp	15
2,488	*	Eclipsys Corp	51
1,105	*	eCollege.com, Inc	13
869	*	Education Lending Group, Inc	13
3,401	*	eFunds Corp	82
1,000		Electro Rent Corp	14
19,942	*	Electronic Arts, Inc	1,230
31,960		Electronic Data Systems Corp	738
1,475	*	Embarcadero Technologies, Inc	14
14,227	*	Enterasys Networks, Inc	26
4,419	*	Entrust, Inc	17
2,600	*	Epicor Software Corp	37
857	*	EPIQ Systems, Inc	13
9,789		Equifax, Inc	275
1,075	*	Equinix, Inc	46
1,565	*	eSpeed, Inc (Class A)	19
7,347	*	Extreme Networks, Inc	48
2,395	*	F5 Networks, Inc	117
1,500		Factset Research Systems, Inc	88
4,904		Fair Isaac Corp	180
2,707	*	Filenet Corp	70
1,351	*	FindWhat.com	24
61,611		First Data Corp	2,621

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
12,787	*	Fiserv, Inc	514
2,998	*	Getty Images, Inc	206
1,647		Gevity HR, Inc	34
1,350	*	Google, Inc (Class A)	261
351	*	Greg Manning Auctions, Inc	4
52		Grey Global Group, Inc	57
1,332	*	GSI Commerce, Inc	24
8,248		GTECH Holdings Corp	214
3,404	*	Harris Interactive, Inc	27
1,000		Healthcare Services Group	21
1,400	*	Heidrick & Struggles International, Inc	48
4,697		Henry (Jack) & Associates, Inc	94
6,619	*	Homestore, Inc	20
692	*	Hudson Highland Group, Inc	20
2,853	*	Hyperion Solutions Corp	133
230	*	IAC/InterActiveCorp Wts 02/04/09	7
1,441	*	IDX Systems Corp	50
1,449	*	iGate Corp	6
2,423		Imation Corp	77
17,181		IMS Health, Inc	399
1,090	*	Infocrossing, Inc	18
5,959	*	Informatica Corp	48
2,218	*	Infospace, Inc	105
1,967	*	infoUSA, Inc	22
485	*	Innovative Solutions & Support, Inc	16
2,541	*	Interactive Data Corp	55
3,359	*	Intergraph Corp	90
2,646	*	Internet Capital Group, Inc	24
2,744	*	Internet Security Systems, Inc	64
27,452	*	Interpublic Group of Cos, Inc	368
492	*	Intersections, Inc	8
596	*	Intervideo, Inc	8
3,184	*	Interwoven, Inc	35
1,058	*	Intrado, Inc	13
13,097	*	Intuit, Inc	576
3,071	*	Ipass, Inc	23
729	*	iPayment, Inc	36
6,838	*	Iron Mountain, Inc	208
3,649	*	iVillage, Inc	23
1,953	*	JDA Software Group, Inc	27
36,836	*	Juniper Networks, Inc	1,002
1,087	*	Jupitermedia Corp	26
3,727	*	Keane, Inc	55
1,200		Kelly Services, Inc (Class A)	36
1,631	*	Keynote Systems, Inc	23
1,774	*	Kforce, Inc	20
2,918	*	KFX, Inc	42
1,718	*	Kinetic Concepts, Inc	131
2,200	*	Kintera, Inc	20
2,700	*	Korn/Ferry International	56
2,052	*	Kronos, Inc	105
2,950	*	Labor Ready, Inc	50
5,772	*	Lamar Advertising Co	247
3,863	*	Lawson Software, Inc	27

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
3,238	*	Lionbridge Technologies	22
6,635	*	Looksmart Ltd	15
4,803	*	Macromedia, Inc	149
3,427	*	Macrovision Corp	88
1,711	*	Magma Design Automation, Inc	21
2,098	*	Manhattan Associates, Inc	50
5,823		Manpower, Inc	281
919	*	Mantech International Corp (Class A)	22
4,273	*	Manugistics Group, Inc	12
1,033	*	MAPICS, Inc	11
1,404	*	Mapinfo Corp	17
402	*	MarketWatch, Inc	7
412	*	Marlin Business Services, Inc	8
3,375	*	Matrixone, Inc	22
11,492	*	McAfee, Inc	332
658		McGrath RentCorp	29
562	*	Medical Staffing Network Holdings, Inc	5
4,700	*	Mentor Graphics Corp	72
6,409	*	Mercury Interactive Corp	292
5,400	*	Micromuse, Inc	30
635,274	d	Microsoft Corp	16,968
939	*	MicroStrategy, Inc	57
3,498	*	Midway Games, Inc	37
6,915	*	Mindspeed Technologies, Inc	19
6,076		MoneyGram International, Inc	128
7,014	*	Monster Worldwide, Inc	236
7,306	*	MPS Group, Inc	90
1,100	*	MRO Software, Inc	14
1,833	*	MSC.Software Corp	19
3,262		National Instruments Corp	89
2,800	*	NAVTEQ Corp	130
1,879	*	NCO Group, Inc	49
4,200	*	NCP Litigation Trust	(0)
5,970	*	NCR Corp	413
2,331		NDCHealth Corp	43
538	*	Neoforma, Inc	4
3,593	*	NETIQ Corp	44
679	*	Netratings, Inc	13
1,000	*	Netscout Systems, Inc	7
1,700	*	Network Equipment Technologies, Inc	17
1,732	*	NIC, Inc	9
26,305	*	Novell, Inc	178
13,472		Omnicom Group, Inc	1,136
827	*	Open Solutions, Inc	21
600	*	Opnet Technologies, Inc	5
3,218	*	Opsware, Inc	24
262,518	*	Oracle Corp	3,602
2,281	*	Packeteer, Inc	33
1,017	*	PalmSource, Inc	13
18,633	*	Parametric Technology Corp	110
1,347	*	PC-Tel, Inc	11
860	*	PDF Solutions, Inc	14
552	*	PDI, Inc	12
603	*	PEC Solutions, Inc	9

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,800	*	Pegasus Solutions, Inc	23
438	*	Pegasystems, Inc	4
4,935	*	Perot Systems Corp (Class A)	79
1,658	*	Pixar	142
1,598	*	PLATO Learning, Inc	12
2,060	*	Portal Software, Inc	5
800	*	Portfolio Recovery Associates, Inc	33
6,300	*	ProcureNet, Inc	1
2,052	*	Progress Software Corp	48
417	*	Proxymed, Inc	4
1,000		QAD, Inc	9
221	*	Quality Systems, Inc	13
3,456	*	Quest Software, Inc	55
1,871	*	R.H. Donnelley Corp	110
1,200	*	Radisys Corp	23
7,819	*	RealNetworks, Inc	52
11,250	*	Red Hat, Inc	150
2,170	*	Redback Networks, Inc	12
781		Renaissance Learning, Inc	14
4,908	*	Rent-A-Center, Inc	130
1,839	*	Rent-Way, Inc	15
3,716	*	Retek, Inc	23
1,608	*	Rewards Network, Inc	11
4,760		Reynolds & Reynolds Co (Class A)	126
10,282		Robert Half International, Inc	303
1,421		Rollins, Inc	37
4,293	*	RSA Security, Inc	86
5,099	*	SI Corp	46
1,510	*	SafeNet, Inc	55
5,900	*	Sapient Corp	47
10,064	*	Scansoft, Inc	42
2,400	*	Secure Computing Corp	24
3,749	*	Seebeyond Technology Corp	13
1,706	*	Serena Software, Inc	37
349	*	SI International, Inc	11
29,162	*	Siebel Systems, Inc	306
4,049	*	Sitel Corp	10
588	*	SoftBrands, Inc	1
1,534	*	Sohu.com, Inc	27
4,132	*	SonicWALL, Inc	26
3,230	*	Sotheby’s Holdings, Inc (Class A)	59
1,366	*	Source Interlink Cos, Inc	18
4,207	*	Spherion Corp	35
900	*	SPSS, Inc	14
905	*	SRA International, Inc (Class A)	58
849		SS&C Technologies, Inc	18
746		Startek, Inc	21
1,182	*	Stellent, Inc	10
466	*	Stratasys, Inc	16
227,353	*	Sun Microsystems, Inc	1,223
19,970	*	SunGard Data Systems, Inc	566
2,522	*	SupportSoft, Inc	17
6,736	*	Sybase, Inc	134
1,700	*	Sykes Enterprises, Inc	12

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
43,164	*	Symantec Corp	1,112
455	*	SYNNEX Corp	11
10,114	*	Synopsys, Inc	198
403		Syntel, Inc	7
3,100	*	Take-Two Interactive Software, Inc	108
835		Talx Corp	22
2,768	*	TeleTech Holdings, Inc	27
2,833	*	THQ, Inc	65
13,792	*	TIBCO Software, Inc	184
1,039	*	Tier Technologies, Inc (Class B)	10
227	*	TippingPoint Technologies, Inc	11
5,832	*	Titan Corp	94
309	*	TNS, Inc	7
2,517		Total System Services, Inc	61
1,168	*	TradeStation Group, Inc	8
2,585	*	Transaction Systems Architects, Inc (Class A)	51
300	*	Travelzoo, Inc	29
2,119	*	Trizetto Group, Inc	20
3,314	*	Tumbleweed Communications Corp	11
3,517	*	Tyler Technologies, Inc	29
1,063	*	Ultimate Software Group, Inc	13
21,677	*	Unisys Corp	221
3,701	*	United Online, Inc	43
3,755	*	United Rentals, Inc	71
1,098	*	Universal Compression Holdings, Inc	38
5,496	*	Valueclick, Inc	73
812	*	Verint Systems, Inc	29
17,237	*	VeriSign, Inc	578
29,446	*	Veritas Software Corp	841
2,069	*	Verity, Inc	27
667	*	Vertrue, Inc	25
1,519		Viad Corp	43
16,948	*	Vignette Corp	24
572	*	Volt Information Sciences, Inc	17
2,210	*	WatchGuard Technologies, Inc	10
2,094	*	WebEx Communications, Inc	50
21,702	*	WebMD Corp	177
3,244	*	webMethods, Inc	23
1,479	*	Websense, Inc	75
6,001	*	Westwood One, Inc	162
4,910	*	Wind River Systems, Inc	67
1,427	*	Witness Systems, Inc	25
78,261	*	Yahoo!, Inc	2,949
1,449	*	Zix Corp	7

		TOTAL BUSINESS SERVICES	63,179

CHEMICALS AND ALLIED PRODUCTS - 10.01%
108,411		Abbott Laboratories	5,057
5,917	*	Abgenix, Inc	61
1,183	*	Able Laboratories, Inc	27
897		Aceto Corp	17
2,849	*	Adolor Corp	28
656	*	Advancis Pharmaceutical Corp	3
15,826		Air Products & Chemicals, Inc	917

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,600	*	Albany Molecular Research, Inc	18
1,874		Albemarle Corp	73
4,371		Alberto-Culver Co	212
2,605	*	Alexion Pharmaceuticals, Inc	66
6,230	*	Alkermes, Inc	88
9,267		Allergan, Inc	751
2,624		Alpharma, Inc (Class A)	44
1,431	*	American Pharmaceutical Partners, Inc	54
348		American Vanguard Corp	13
89,694	*	Amgen, Inc	5,754
6,644	*	Amylin Pharmaceuticals, Inc	155
5,037	*	Andrx Corp	110
1,500		Arch Chemicals, Inc	43
1,660	*	Array Biopharma, Inc	16
2,452	*	Atherogenics, Inc	58
4,070	*	Avant Immunotherapeutics, Inc	8
7,783		Avery Dennison Corp	467
33,204		Avon Products, Inc	1,285
6,129	*	Barr Pharmaceuticals, Inc	279
454	*	Barrier Therapeutics, Inc	8
872	*	Benthley Pharmaceuticals, Inc	9
1,137	*	BioCryst Pharmaceuticals, Inc	7
2,648	*	Bioenvision, Inc	24
22,886	*	Biogen Idec, Inc	1,524
4,266	*	BioMarin Pharmaceutical, Inc	27
842	*	Biosite, Inc	52
1,087	*	Bone Care International, Inc	30
940	*	Bradley Pharmaceuticals, Inc	18
135,150		Bristol-Myers Squibb Co	3,463
4,244		Cabot Corp	164
2,400		Calgon Carbon Corp	22
1,815		Cambrex Corp	49
1,149	*	CancerVax Corp	12
631	*	Caraco Pharmaceutical Laboratories Ltd	6
3,105	*	Cell Genesys, Inc	25
3,499	*	Cell Therapeutics, Inc	28
3,899	*	Cephalon, Inc	198
4,243	*	Charles River Laboratories International, Inc	195
1,163	*	Chattem, Inc	38
6,618	*	Chiron Corp	221
4,279		Church & Dwight Co, Inc	144
10,642		Clorox Co	627
36,810		Colgate-Palmolive Co	1,883
2,200	*	Connetics Corp	53
428	*	Corgentech, Inc	4
3,871	*	Corixa Corp	14
7,909		Crompton Corp	93
2,851	*	Cubist Pharmaceuticals, Inc	34
2,881	*	Curis, Inc	15
3,041	*	Cypress Bioscience, Inc	43
2,754		Cytec Industries, Inc	142
1,078	*	Cytogen Corp	12
525	*	Cytokinetics, Inc	5
2,958	*	Dade Behring Holdings, Inc	166

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
315	*	DEL Laboratories, Inc	11
4,015	*	Dendreon Corp	43
1,474		Diagnostic Products Corp	81
900	*	Digene Corp	24
4,949	*	Discovery Laboratories, Inc	39
700	*	Dov Pharmaceutical, Inc	13
65,653		Dow Chemical Co	3,250
69,526		Du Pont (E.I.) de Nemours & Co	3,410
1,775	*	Durect Corp	6
1,041	*	Dusa Pharmaceuticals, Inc	15
5,382		Eastman Chemical Co	311
13,776		Ecolab, Inc	484
1,399	*	Elizabeth Arden, Inc	33
4,500	*	Encysive Pharmaceuticals, Inc	45
3,094	*	Enzon, Inc	42
1,950	*	Eon Labs, Inc	53
1,584	*	EPIX Pharmaceuticals, Inc	28
7,158		Estee Lauder Cos (Class A)	328
474	*	Eyetech Pharmaceuticals, Inc	22
2,913		Ferro Corp	68
1,824	*	First Horizon Pharmaceutical	42
2,528	*	FMC Corp	122
24,815	*	Forest Laboratories, Inc	1,113
3,645	*	Genaera Corp	12
6,116	*	Genelabs Technologies	7
30,022	*	Genentech, Inc	1,634
4,216	*	Genta, Inc	7
16,053	*	Genzyme Corp	932
1,978		Georgia Gulf Corp	99
3,135	*	Geron Corp	25
28,440	*	Gilead Sciences, Inc	995
69,545		Gillette Co	3,114
3,527		Great Lakes Chemical Corp	100
6,360	*	Guilford Pharmaceuticals, Inc	31
1,996		H.B. Fuller Co	57
956	*	Hollis-Eden Pharmaceuticals	9
11,025	*	Hospira, Inc	369
8,974	*	Human Genome Sciences, Inc	108
3,632	*	ICOS Corp	103
2,414	*	Idexx Laboratories, Inc	132
4,293	*	ImClone Systems, Inc	198
2,898	*	Immucor, Inc	68
2,900	*	Immunogen, Inc	26
6,300	*	Immunomedics, Inc	19
3,380	*	Impax Laboratories, Inc	54
4,319	*	Indevus Pharmaceuticals, Inc	26
3,383	*	Inkine Pharmaceutical Co	18
2,221	*	Inspire Pharmaceuticals, Inc	37
236		Inter Parfums, Inc	4
1,694	*	InterMune, Inc	22
4,926		International Flavors & Fragrances, Inc	211
933	*	Inverness Medical Innovations, Inc	23
3,641	*	Invitrogen Corp	244
3,357	*	Isis Pharmaceuticals, Inc	20

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,537	*	Isolagen, Inc	12
13,042	*	IVAX Corp	206
16,832	*	King Pharmaceuticals, Inc	209
1,301	*	Kos Pharmaceuticals, Inc	49
353		Kronos Worldwide, Inc	14
2,481	*	KV Pharmaceutical Co (Class A)	55
400	*	Lannett Co, Inc	4
5,135	*	Ligand Pharmaceuticals, Inc (Class B)	60
67,753		Lilly (Eli) & Co	3,845
1,876		MacDermid, Inc	68
987		Mannatech, Inc	19
1,000	*	MannKind Corp	16
1,805	*	Martek Biosciences Corp	92
6,813	*	Medarex, Inc	73
3,315	*	Medicines Co	95
4,254		Medicis Pharmaceutical Corp (Class A)	149
17,962	*	MedImmune, Inc	487
154,456		Merck & Co, Inc	4,964
4,800	*	MGI Pharma, Inc	134
21,183	*	Millennium Pharmaceuticals, Inc	257
1,370		Minerals Technologies, Inc	91
8,050	*	Mosaic Co	131
19,174		Mylan Laboratories, Inc	339
970	*	Myogen, Inc	8
4,000	*	Nabi Biopharmaceuticals	59
3,300	*	Nalco Holding Co	64
810		Nature's Sunshine Products, Inc	16
3,790	*	NBTY, Inc	91
5,807	*	Nektar Therapeutics	118
800	*	Neose Technologies, Inc	5
2,526	*	Neurocrine Biosciences, Inc	125
1,736	*	Neurogen Corp	16
954	*	NewMarket Corp	19
685	*	NitroMed, Inc	18
964	*	NL Industries, Inc	21
1,322	*	Northfield Laboratories, Inc	30
1,495	*	Noven Pharmaceuticals, Inc	26
2,588	*	NPS Pharmaceuticals, Inc	47
547	*	Nutraceutical International Corp	8
1,969	*	Nuvelo, Inc	19
730		Octel Corp	15
4,620		Olin Corp	102
1,900	*	OM Group, Inc	62
2,700	*	Omnova Solutions, Inc	15
2,409	*	Onyx Pharmaceuticals, Inc	78
2,301	*	OraSure Technologies, Inc	15
3,532	*	OSI Pharmaceuticals, Inc	264
1,792	*	Pain Therapeutics, Inc	13
3,661	*	Palatin Technologies, Inc	10
2,340	*	Par Pharmaceutical Cos, Inc	97
1,019	*	Penwest Pharmaceuticals Co	12
8,739	*	Peregrine Pharmaceuticals, Inc	10
650	*	PetMed Express, Inc	5
528,690		Pfizer, Inc	14,216

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,363	*	Pharmacyclics, Inc	14
1,354	*	Pharmion Corp	57
1,825		PolyMedica Corp	68
6,365	*	PolyOne Corp	58
1,425	*	Pozen, Inc	10
12,260		PPG Industries, Inc	836
3,663	*	Praecis Pharmaceuticals, Inc	7
23,126		Praxair, Inc	1,021
177,979		Procter & Gamble Co	9,803
2,083	*	Progenics Pharmaceuticals	36
6,891	*	Protein Design Labs, Inc	142
564		Quaker Chemical Corp	14
1,846	*	Quidel Corp	9
10,143	*	Revlon, Inc (Class A)	23
11,196		Rohm & Haas Co	495
8,531		RPM International, Inc	168
2,502	*	Salix Pharmaceuticals Ltd	44
482	*	Santarus, Inc	4
101,961		Schering-Plough Corp	2,129
3,627	*	Sciclone Pharmaceuticals, Inc	13
1,491	*	Scotts Co (Class A)	110
7,449	*	Sepracor, Inc	442
1,524	*	Serologicals Corp	34
8,310		Sherwin-Williams Co	371
4,902		Sigma-Aldrich Corp	296
500		Stepan Co	12
3,078	*	SuperGen, Inc	22
900	*	SurModics, Inc	29
1,732	*	Tanox, Inc	26
2,712	*	Terra Industries, Inc	24
1,614	*	Third Wave Technologies, Inc	14
1,125	*	United Therapeutics Corp	51
594	*	USANA Health Sciences, Inc	20
5,847		USEC, Inc	57
5,951		Valeant Pharmaceuticals International	157
3,402		Valspar Corp	170
4,480	*	VCA Antech, Inc	88
5,476	*	Vertex Pharmaceuticals, Inc	58
3,097	*	Vicuron Pharmaceuticals, Inc	54
3,847	*	Vion Pharmaceuticals, Inc	18
7,448	*	Watson Pharmaceuticals, Inc	244
2,293		Wellman, Inc	25
1,884		West Pharmaceutical Services, Inc	47
4,714	b*	WR Grace & Co	64
92,689		Wyeth	3,948
3,151	*	Zila, Inc	13
1,349	*	Zymogenetics, Inc	31

		TOTAL CHEMICALS AND ALLIED PRODUCTS	91,595

COAL MINING - 0.10%
3,797		Arch Coal, Inc	135
6,258		Consol Energy, Inc	257

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
5,274		Massey Energy Co	184
4,445		Peabody Energy Corp	360

		TOTAL COAL MINING	936

COMMUNICATIONS - 4.90%
821	*	AirGate PCS, Inc	29
2,139	*	Airspan Networks, Inc	12
6,220	*	Alamosa Holdings, Inc	78
683		Alaska Communications Systems Group, Inc	6
21,931		Alltel Corp	1,289
14,842	*	American Tower Corp (Class A)	273
55,400		AT&T Corp	1,056
30,016	*	Avaya, Inc	516
465	*	Beasley Broadcast Group, Inc (Class A)	8
127,504		BellSouth Corp	3,543
1,076	*	Boston Communications Group	10
11,967	*	Cablevision Systems Corp (Class A)	298
600	*	Centennial Communications Corp	5
10,223		CenturyTel, Inc	363
18,720	*	Charter Communications, Inc (Class A)	42
13,787	*	Cincinnati Bell, Inc	57
3,758	*	Citadel Broadcasting Corp	61
34,293		Clear Channel Communications, Inc	1,148
85,280	*	Comcast Corp (Class A)	2,838
63,897	*	Comcast Corp (Special Class A)	2,098
1,582	*	Commonwealth Telephone Enterprises, Inc	79
2,400	*	Cox Radio, Inc (Class A)	40
13,275	*	Crown Castle International Corp	221
1,802	*	Crown Media Holdings, Inc (Class A)	15
1,200		CT Communications, Inc	15
3,424	*	Cumulus Media, Inc (Class A)	52
866		D&E Communications, Inc	10
47,125	*	DIRECTV Group, Inc	789
7,652	*	Dobson Communications Corp (Class A)	13
16,099		EchoStar Communications Corp (Class A)	535
3,406	*	Emmis Communications Corp (Class A)	65
2,805	*	Entercom Communications Corp	101
3,129	*	Entravision Communications Corp (Class A)	26
354	*	Fisher Communications, Inc	17
8,259	*	Foundry Networks, Inc	109
12,196	*	Fox Entertainment Group, Inc (Class A)	381
3,022	*	General Communication, Inc (Class A)	33
2,524		Global Payments, Inc	148
824		Golden Telecom, Inc	22
3,118		Gray Television, Inc	48
2,141		Hearst-Argyle Television, Inc	56
24,646	*	IAC/InterActiveCorp	681
2,397	*	IDT Corp	35
1,600	*	IDT Corp (Class B)	25
4,516	*	Infonet Services Corp (Class B)	9
2,972	*	Insight Communications Co, Inc	28
16,435	*	Internap Network Services Corp	15
872	*	ITC Deltacom, Inc	1
1,116	*	j2 Global Communications, Inc	39

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
47,202	*	Level 3 Communications, Inc	160
1,093		Liberty Corp	48
11,403	*	Liberty Media International, Inc	527
1,798	*	Lin TV Corp (Class A)	34
791	*	Lodgenet Entertainment Corp	14
9,285	*	Lucent Technologies Inc Wts 12/10/07	15
291,241	*	Lucent Technologies, Inc	1,095
1,446	*	Mastec, Inc	15
39,967	f,v*	McLeod (Escrow)	0
4,583	*	Mediacom Communications Corp	29
2,479	*	Net2Phone, Inc	8
700	*	Nexstar Broadcasting Group, Inc	6
69,717	*	Nextel Communications, Inc (Class A)	2,092
8,520	*	Nextel Partners, Inc (Class A)	166
3,959	*	NII Holdings, Inc (Class B)	188
1,200		North Pittsburgh Systems, Inc	30
1,281	*	Novatel Wireless, Inc	25
5,162	*	NTL, Inc	377
2,900	*	Paxson Communications Corp	4
3,675	*	Price Communications Corp	68
5,905	*	Primus Telecommunications Group	19
3,398	*	PTEK Holdings, Inc	36
97,298	*	Qwest Communications International, Inc	432
3,960	*	Radio One, Inc (Class A)	64
1,831	*	Radio One, Inc (Class D)	30
4,225	b*	RCN Corp	0
2,346	*	Regent Communications, Inc	12
1,057	*	Saga Communications, Inc (Class A)	18
695	*	Salem Communications Corp (Class A)	17
230,205		SBC Communications, Inc	5,932
468		Shenandoah Telecom Co	14
3,111		Sinclair Broadcast Group, Inc (Class A)	29
2,599	*	Spanish Broadcasting System, Inc (Class A)	27
2,718	*	Spectrasite, Inc	157
96,642		Sprint Corp	2,402
956		SureWest Communications	27
1,652	*	Talk America Holdings, Inc	11
3,663		Telephone & Data Systems, Inc	282
20,864	*	Terremark Worldwide, Inc	13
3,067	*	Time Warner Telecom, Inc (Class A)	13
3,172	*	Tivo, Inc	19
2,652	*	Triton PCS Holdings, Inc (Class A)	9
1,032	*	U.S. Cellular Corp	46
4,890	*	Ubiquitel, Inc	35
24,150	*	UnitedGlobalcom, Inc (Class A)	233
14,670	*	Univision Communications, Inc (Class A)	429
1,642	*	USA Mobility, Inc	58
191,961		Verizon Communications, Inc	7,776
7,400		Viacom, Inc (Class A)	274
97,477		Viacom, Inc (Class B)	3,547
1,307	*	West Corp	43
5,266	*	Western Wireless Corp (Class A)	154
1,900	f,v*	Wiltel Communications Group (Rts)	0
3,292	*	Wireless Facilities, Inc	31

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
10,451	*	XM Satellite Radio Holdings, Inc	393
1,003	*	Young Broadcasting, Inc (Class A)	11

		TOTAL COMMUNICATIONS	44,832

DEPOSITORY INSTITUTIONS - 10.17%
1,016		1st Source Corp	26
711		ABC Bancorp	15
626	*	ACE Cash Express, Inc	19
59	*	AmericanWest Bancorp	1
24,854		AmSouth Bancorp	644
1,467		Anchor Bancorp Wisconsin, Inc	43
628		Arrow Financial Corp	19
8,938		Associated Banc-Corp	297
5,726		Astoria Financial Corp	229
283		Bancfirst Corp	22
5,600		Bancorpsouth, Inc	136
500		BancTrust Financial Group, Inc	12
5,476		Bank Mutual Corp	67
281,828		Bank of America Corp	13,243
1,000		Bank of Granite Corp	21
4,703		Bank of Hawaii Corp	239
53,622		Bank of New York Co, Inc	1,792
638		Bank of The Ozarks, Inc	22
2,977		BankAtlantic Bancorp, Inc (Class A)	59
12,200		Banknorth Group, Inc	447
2,181	*	BankUnited Financial Corp (Class A)	70
777		Banner Corp	24
38,379		BB&T Corp	1,614
449		Berkshire Hills Bancorp, Inc	17
480	*	BFC Financial Corp	6
1,341	*	BOK Financial Corp	65
1,898		Boston Private Financial Holdings, Inc	53
534		Bryn Mawr Bank Corp	12
580		Camden National Corp	23
500		Capital City Bank Group, Inc	21
333		Capital Corp of the West	16
294	*	Capital Crossing Bank	9
1,624		Capitol Federal Financial	58
1,121		Cascade Bancorp	23
3,046		Cathay General Bancorp	114
622		Center Financial Corp	12
650	*	Central Coast Bancorp	15
1,887		Central Pacific Financial Corp	68
229		Century Bancorp, Inc (Class A)	7
285		Charter Financial Corp	13
1,640		Chemical Financial Corp	70
3,197		Chittenden Corp	92
358,003		Citigroup, Inc	17,249
3,400	*	Citigroup, Inc (Litigation Wts)	5
3,061		Citizens Banking Corp	105
651		Citizens First Bancorp, Inc	16
550		City Bank	20
1,237		City Holding Co	45
2,882		City National Corp	204

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
873		Coastal Financial Corp	17
675		CoBiz, Inc	14
8,530		Colonial Bancgroup, Inc	181
416		Columbia Bancorp	14
1,059		Columbia Banking System, Inc	26
12,537		Comerica, Inc	765
4,827		Commerce Bancorp, Inc	311
4,597		Commerce Bancshares, Inc	231
2,474		Commercial Capital Bancorp, Inc	57
3,124		Commercial Federal Corp	93
1,636		Community Bank System, Inc	46
1,094		Community Trust Bancorp, Inc	35
8,852		Compass Bancshares, Inc	431
1,170		Corus Bankshares, Inc	56
3,532		Cullen/Frost Bankers, Inc	172
2,577		CVB Financial Corp	68
2,409		Dime Community Bancshares	43
1,439		Downey Financial Corp	82
3,493		East West Bancorp, Inc	147
1,563	*	Euronet Worldwide, Inc	41
447		Farmers Capital Bank Corp	18
1,153		Fidelity Bankshares, Inc	49
33,789		Fifth Third Bancorp	1,598
559		Financial Institutions, Inc	13
720		First Bancorp (North Carolina)	20
2,338		First Bancorp (Puerto Rico)	148
900		First Busey Corp (Class A)	19
2,100		First Charter Corp	55
436		First Citizens Bancshares, Inc (Class A)	65
4,204		First Commonwealth Financial Corp	65
831		First Community Bancorp	35
710		First Community Bancshares, Inc	26
2,593		First Financial Bancorp	45
1,093		First Financial Bankshares, Inc	49
1,000		First Financial Corp (Indiana)	35
1,000		First Financial Holdings, Inc	33
9,046		First Horizon National Corp	390
1,295		First Merchants Corp	37
3,362		First Midwest Bancorp, Inc	122
3,189		First National Bankshares of Florida, Inc	76
465		First Oak Brook Bancshares, Inc	15
200		First of Long Island Corp	10
904		First Republic Bank	48
499		First State Bancorp	18
1,200	*	FirstFed Financial Corp	62
5,818		FirstMerit Corp	166
1,967		Flagstar Bancorp, Inc	44
1,105		Flushing Financial Corp	22
154		FMS Financial Corp	3
3,097		FNB Corp	63
419		FNB Corp (Virginia)	12
739	*	Franklin Bank Corp	13
1,064		Frontier Financial Corp	41
8,101		Fulton Financial Corp	189

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
375		GB&T Bancshares, Inc	9
1,530		Glacier Bancorp, Inc	52
2,600		Gold Banc Corp, Inc	38
17,720		Golden West Financial Corp	1,088
832		Great Southern Bancorp, Inc	29
1,914		Hancock Holding Co	64
1,510		Hanmi Financial Corp	54
1,557		Harbor Florida Bancshares, Inc	54
1,734		Harleysville National Corp	46
928		Heartland Financial U.S.A., Inc	19
11,351		Hibernia Corp (Class A)	335
707		Horizon Financial Corp	15
5,161		Hudson City Bancorp, Inc	190
2,240		Hudson River Bancorp, Inc	44
3,093		Hudson United Bancorp	122
16,187		Huntington Bancshares, Inc	401
409		IberiaBank Corp	27
930		Independent Bank Corp (Massachusetts)	31
1,527		Independent Bank Corp (Michigan)	46
3,878		IndyMac Bancorp, Inc	134
1,112		Integra Bank Corp	26
616		Interchange Financial Services Corp	16
2,441		International Bancshares Corp	96
1,234		Irwin Financial Corp	35
332	*	Itla Capital Corp	20
246,280		JPMorgan Chase & Co	9,607
29,870		KeyCorp	1,013
2,123		KNBT Bancorp, Inc	36
887		Lakeland Bancorp, Inc	16
367		Lakeland Financial Corp	15
4,803		M & T Bank Corp	518
529		Macatawa Bank Corp	17
1,974		MAF Bancorp, Inc	88
944		Main Street Banks, Inc	33
697		MainSource Financial Group, Inc	17
16,106		Marshall & Ilsley Corp	712
1,219		MB Financial, Inc	51
1,138		MBT Financial Corp	26
30,438		Mellon Financial Corp	947
498		Mercantile Bank Corp	20
5,608		Mercantile Bankshares Corp	293
1,600		Mid-State Bancshares	46
600		Midwest Banc Holdings, Inc	13
1,144		Nara Bancorp, Inc	24
219		NASB Financial, Inc	9
41,859		National City Corp	1,572
2,081		National Penn Bancshares, Inc	58
514		NBC Capital Corp	14
2,152		NBT Bancorp, Inc	55
3,228		NetBank, Inc	34
18,040		New York Community Bancorp, Inc	371
3,283		NewAlliance Bancshares, Inc	50
29,866		North Fork Bancorp, Inc	862
13,854		Northern Trust Corp	673

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
792		Northwest Bancorp, Inc	20
221		Oak Hill Financial, Inc	9
786		OceanFirst Financial Corp	19
2,600	*	Ocwen Financial Corp	25
4,960		Old National Bancorp	128
1,064		Old Second Bancorp, Inc	34
593		Omega Financial Corp	20
3,244		Pacific Capital Bancorp	110
806		Park National Corp	109
1,431		Partners Trust Financial Group, Inc	17
520		Peapack Gladstone Financial Corp	16
762		Pennfed Financial Services, Inc	12
550		Pennrock Financial Services Corp	21
795		Peoples Bancorp, Inc	22
2,611		People’s Bank	102
513		Peoples Holding Co	17
1,085		PFF Bancorp, Inc	50
20,122		PNC Financial Services Group, Inc	1,156
2,753		Provident Bancorp, Inc	36
2,140		Provident Bankshares Corp	78
349		Provident Financial Holdings	10
4,876		Provident Financial Services, Inc	94
1,974		R & G Financial Corp (Class B)	77
33,644		Regions Financial Corp	1,197
531		Republic Bancorp, Inc (Class A) (Kentucky)	14
4,893		Republic Bancorp, Inc (Michigan)	75
997	*	Riggs National Corp	21
298		Royal Bancshares of Pennsylvania (Class A)	8
1,811		S & T Bancorp, Inc	68
806		S.Y. Bancorp, Inc	19
357		Santander Bancorp	11
577		SCBT Financial Corp	19
940		Seacoast Banking Corp of Florida	21
253		Security Bank Corp	10
388	*	Signature Bank	13
2,887	*	Silicon Valley Bancshares	129
1,066		Simmons First National Corp (Class A)	31
7,276		Sky Financial Group, Inc	209
362		Smithtown Bancorp, Inc	11
4,243		South Financial Group, Inc	138
624		Southside Bancshares, Inc	14
4,770		Southwest Bancorp of Texas, Inc	111
740		Southwest Bancorp, Inc	18
21,993		Sovereign Bancorp, Inc	496
580		State Bancorp, Inc	16
345		State Financial Services Corp (Class A)	10
23,503		State Street Corp	1,154
1,142		Sterling Bancorp	32
2,600		Sterling Bancshares, Inc	37
1,423		Sterling Financial Corp (Pennsylvania)	41
1,570	*	Sterling Financial Corp (Spokane)	62
507	*	Sun Bancorp, Inc (New Jersey)	13
22,733		SunTrust Banks, Inc	1,680
21,261		Synovus Financial Corp	608

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
300		Taylor Capital Group, Inc	10
10,386		TCF Financial Corp	334
1,482	*	Texas Capital Bancshares, Inc	32
2,604		Texas Regional Bancshares, Inc (Class A)	85
1,572		TierOne Corp	39
726		Trico Bancshares	17
5,202		Trustco Bank Corp NY	72
3,402		Trustmark Corp	106
132,433		U.S. Bancorp	4,148
1,058		U.S.B. Holding Co, Inc	26
3,139		UCBH Holdings, Inc	144
1,144		UMB Financial Corp	65
3,040		Umpqua Holdings Corp	77
543		Union Bankshares Corp	21
3,734		UnionBanCal Corp	241
2,534		United Bankshares, Inc	97
1,791		United Community Banks, Inc	48
1,981		United Community Financial Corp	22
528		Univest Corp of Pennsylvania	24
1,587		Unizan Financial Corp	42
7,192		Valley National Bancorp	199
402	*	Virginia Commerce Bancorp	11
524		Virginia Financial Group, Inc	19
5,292		W Holding Co, Inc	121
111,924		Wachovia Corp	5,887
5,341		Washington Federal, Inc	142
881		Washington Trust Bancorp, Inc	26
3,532		Webster Financial Corp	179
116,800		Wells Fargo & Co	7,259
1,533		Wesbanco, Inc	49
1,260		West Bancorporation	22
1,194		West Coast Bancorp	30
2,316		Westamerica Bancorp	135
354	*	Western Sierra Bancorp	14
2,764		Whitney Holding Corp	124
4,525		Wilmington Trust Corp	164
980	*	Wilshire Bancorp, Inc	16
1,371		Wintrust Financial Corp	78
620		WSFS Financial Corp	37
558		Yardville National Bancorp	19
6,385		Zions Bancorp	434

		TOTAL DEPOSITORY INSTITUTIONS	93,097

EATING AND DRINKING PLACES - 0.74%
6,027		Applebee's International, Inc	159
5,554		Aramark Corp (Class B)	147
758	*	BJ's Restaurants, Inc	11
2,400		Bob Evans Farms, Inc	63
6,702	*	Brinker International, Inc	235
395	*	Buffalo Wild Wings, Inc	14
1,020	*	California Pizza Kitchen, Inc	23
3,340		CBRI Group, Inc	140
2,674	*	CEC Entertainment, Inc	107
3,658	*	CKE Restaurants, Inc	53

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,430	*	Cosi, Inc	9
11,718		Darden Restaurants, Inc	325
790	*	Dave & Buster’s, Inc	16
1,384		IHOP Corp	58
2,536	*	Jack In The Box, Inc	94
4,363	*	Krispy Kreme Doughnuts, Inc	55
1,378		Landry’s Restaurants, Inc	40
1,175		Lone Star Steakhouse & Saloon, Inc	33
89,122		McDonald’s Corp	2,857
1,720	*	O'Charley’s, Inc	34
4,319		Outback Steakhouse, Inc	198
1,702	*	P.F. Chang’s China Bistro, Inc	96
875	*	Papa John’s International, Inc	30
2,362	*	Rare Hospitality International, Inc	75
832	*	Red Robin Gourmet Burgers, Inc	44
4,500		Ruby Tuesday, Inc	117
3,096	*	Ryan’s Restaurant Group, Inc	48
4,074	*	Sonic Corp	124
5,401	*	The Cheesecake Factory, Inc	175
1,689	*	The Steak N Shake Co	34
955		Triarc Cos (Class A)	12
1,910		Triarc Cos (Class B)	23
7,905		Wendy’s International, Inc	310
20,653		Yum! Brands, Inc	974

		TOTAL EATING AND DRINKING PLACES	6,733

EDUCATIONAL SERVICES - 0.21%
10,477	*	Apollo Group, Inc (Class A)	846
7,039	*	Career Education Corp	282
6,096	*	Corinthian Colleges, Inc	115
4,016	*	DeVry, Inc	70
4,955	*	Education Management Corp	164
3,070	*	ITT Educational Services, Inc	146
2,500	*	Laureate Education, Inc	110
753	*	Learning Tree International, Inc	10
1,157	*	Princeton Review, Inc	7
968		Strayer Education, Inc	106
982	*	Universal Technical Institute, Inc	37

		TOTAL EDUCATIONAL SERVICES	1,893

ELECTRIC, GAS, AND SANITARY SERVICES - 3.69%
43,022	*	AES Corp	588
4,464		AGL Resources, Inc	148
8,638	*	Allegheny Energy, Inc	170
1,993		Allete, Inc	73
7,401		Alliant Energy Corp	212
16,153	*	Allied Waste Industries, Inc	150
13,593		Ameren Corp	682
28,407		American Electric Power Co, Inc	975
1,100		American States Water Co	29
6,491		Aqua America, Inc	160
13,555	*	Aquila, Inc	50
3,559		Atmos Energy Corp	97
3,500		Avista Corp	62

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
2,253		Black Hills Corp	69
1,000		California Water Service Group	38
28,919	*	Calpine Corp	114
800		Cascade Natural Gas Corp	17
1,195	*	Casella Waste Systems, Inc (Class A)	17
19,443		Centerpoint Energy, Inc	220
846		Central Vermont Public Service Corp	20
1,183		CH Energy Group, Inc	57
12,513		Cinergy Corp	521
23,101		Citizens Communications Co	319
3,305		Cleco Corp	67
11,368	*	CMS Energy Corp	119
556		Connecticut Water Service, Inc	15
15,657		Consolidated Edison, Inc	685
11,749		Constellation Energy Group, Inc	514
165		Crosstex Energy, Inc	7
22,667		Dominion Resources, Inc	1,535
8,774		DPL, Inc	220
11,808		DTE Energy Co	509
64,647		Duke Energy Corp	1,638
5,400		Duquesne Light Holdings, Inc	102
513	*	Duratek, Inc	13
19,348	*	Dynegy, Inc (Class A)	89
22,619		Edison International	724
44,364		El Paso Corp	461
3,388	*	El Paso Electric Co	64
1,602		Empire District Electric Co	36
2,526		Energen Corp	149
10,424		Energy East Corp	278
453		EnergySouth, Inc	13
16,050		Entergy Corp	1,085
4,306		Equitable Resources, Inc	261
45,770		Exelon Corp	2,017
21,807		FirstEnergy Corp	862
12,927		FPL Group, Inc	966
4,858		Great Plains Energy, Inc	147
5,200		Hawaiian Electric Industries, Inc	152
2,558		Idacorp, Inc	78
11,533		KeySpan Corp	455
6,443		Kinder Morgan, Inc	471
1,400		Laclede Group, Inc	44
7,850		MDU Resources Group, Inc	209
1,200		MGE Energy, Inc	43
740		Middlesex Water Co	14
4,958		National Fuel Gas Co	141
1,850		New Jersey Resources Corp	80
3,050		Nicor, Inc	113
18,072		NiSource, Inc	412
8,777		Northeast Utilities	165
1,750		Northwest Natural Gas Co	59
5,450	*	NRG Energy, Inc	196
3,639		NSTAR	198
6,121		OGE Energy Corp	162
6,261		Oneok, Inc	178

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,700		Otter Tail Corp	43
2,462		Peoples Energy Corp	108
10,872		Pepco Holdings, Inc	232
28,864	*	PG&E Corp	961
4,755		Piedmont Natural Gas Co, Inc	111
5,818		Pinnacle West Capital Corp	258
4,199		PNM Resources, Inc	106
12,049		PPL Corp	642
16,108		Progress Energy, Inc	729
5,000	v*	Progress Energy, Inc (Cvo)	0
16,050		Public Service Enterprise Group, Inc	831
6,554		Puget Energy, Inc	162
5,255		Questar Corp	268
20,600	*	Reliant Resources, Inc	281
10,488		Republic Services, Inc	352
1,126		Resource America, Inc (Class A)	37
7,241		SCANA Corp	285
14,197		Sempra Energy	521
8,800	*	Sierra Pacific Resources	92
447		SJW Corp	16
954		South Jersey Industries, Inc	50
50,834		Southern Co	1,704
4,318	*	Southern Union Co	104
2,332		Southwest Gas Corp	59
977		Southwest Water Co	13
3,019	*	Stericycle, Inc	139
13,093		TECO Energy, Inc	201
20,590		TXU Corp	1,329
2,868		UGI Corp	117
892		UIL Holdings Corp	46
2,373		Unisource Energy Corp	57
5,260		Vectren Corp	141
3,033	*	Waste Connections, Inc	104
41,709		Waste Management, Inc	1,249
5,944		Westar Energy, Inc	136
3,691		Western Gas Resources, Inc	108
3,300		WGL Holdings, Inc	102
38,656		Williams Cos, Inc	630
8,100		Wisconsin Energy Corp	273
2,680		WPS Resources Corp	134
28,092		Xcel Energy, Inc	511

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	33,776

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.83%
1,556	*	Actel Corp	27
4,420		Adtran, Inc	85
1,193	*	Advanced Energy Industries, Inc	11
24,577	*	Advanced Micro Devices, Inc	541
4,300	*	Aeroflex, Inc	52
46,506	*	Agere Systems, Inc (Class A)	64
70,211	*	Agere Systems, Inc (Class B)	95
1,895	*	Alliance Semiconductor Corp	7
26,842	*	Altera Corp	556
11,805		American Power Conversion Corp	253

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,695	*	American Superconductor Corp	25
4,556		Ametek, Inc	163
2,169	*	AMIS Holdings, Inc	36
6,298	*	Amkor Technology, Inc	42
4,718	*	Amphenol Corp (Class A)	173
25,778		Analog Devices, Inc	952
1,600	*	Anaren Microwave, Inc	21
1,164	*	Applica, Inc	7
21,599	*	Applied Micro Circuits Corp	91
589		Applied Signal Technology, Inc	21
6,045	*	Arris Group, Inc	43
2,137	*	Artesyn Technologies, Inc	24
645	*	Atheros Communications, Inc	7
29,484	*	Atmel Corp	116
2,169	*	ATMI, Inc	49
5,536	*	Avanex Corp	18
3,547		AVX Corp	45
2,164		Baldor Electric Co	60
674		Bel Fuse, Inc (Class B)	23
2,853	*	Benchmark Electronics, Inc	97
16,321	*	Broadcom Corp (Class A)	527
2,704	*	Broadwing Corp	25
1,800		C&D Technologies, Inc	31
1,465	*	California Micro Devices Corp	10
5,785	*	Capstone Turbine Corp	11
2,890	*	Carrier Access Corp	31
300	*	Catapult Communications Corp	7
2,989	*	C-COR, Inc	28
1,109	*	Ceradyne, Inc	63
2,612	*	Checkpoint Systems, Inc	47
493	*	Cherokee International Corp	5
39,460	*	CIENA Corp	132
1,163	*	Comtech Telecommunications	44
13,590	*	Comverse Technology, Inc	332
32,205	*	Conexant Systems, Inc	64
5,399	*	Cree, Inc	216
2,100		CTS Corp	28
1,000		Cubic Corp	25
8,434	*	Cypress Semiconductor Corp	99
1,813	*	DDi Corp	6
1,168	*	Digital Theater Systems, Inc	24
417	*	Diodes, Inc	9
2,576	*	Ditech Communications Corp	39
1,939	*	DSP Group, Inc	43
859	*	Dupont Photomasks, Inc	23
13,311	*	Eagle Broadband, Inc	9
2,000	*	Electro Scientific Industries, Inc	40
30,030		Emerson Electric Co	2,105
756	*	EMS Technologies, Inc	13
6,202	*	Energizer Holdings, Inc	308
934	*	Energy Conversion Devices, Inc	18
4,002	*	Entegris, Inc	40
2,200	*	ESS Technology, Inc	16
2,800	*	Exar Corp	40

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
8,286	*	Fairchild Semiconductor International, Inc	135
11,493	*	Finisar Corp	26
924		Franklin Electric Co. Inc	39
2,669	*	Freescale Semiconductor, Inc	48
24,508	*	Freescale Semiconductor, Inc (Class B)	450
2,934	*	FuelCell Energy, Inc	29
15,290	*	Gemstar-TV Guide International, Inc	91
732,326		General Electric Co	26,730
2,198	*	Genesis Microchip, Inc	36
870	*	Genlyte Group, Inc	75
6,759	*	GrafTech International Ltd	64
4,090		Harman International Industries, Inc	519
5,636	*	Harmonic, Inc	47
4,775		Harris Corp	295
1,700		Helix Technology Corp	30
1,700	*	Hexcel Corp	25
3,520		Hubbell, Inc (Class B)	184
1,800	*	Hutchinson Technology, Inc	62
5,045	*	Integrated Circuit Systems, Inc	106
7,233	*	Integrated Device Technology, Inc	84
2,100	*	Integrated Silicon Solution, Inc	17
448,084		Intel Corp	10,481
3,915	*	Interdigital Communications Corp	87
4,594	*	International Rectifier Corp	205
9,742		Intersil Corp (Class A)	163
1,400		Inter-Tel, Inc	38
2,296	*	InterVoice, Inc	31
1,160	*	IXYS Corp	12
10,780	*	Jabil Circuit, Inc	276
93,458	*	JDS Uniphase Corp	296
6,007	*	Kemet Corp	54
4,991	*	Kopin Corp	19
6,353		L-3 Communications Holdings, Inc	465
607	*	LaserCard Corp	6
7,863	*	Lattice Semiconductor Corp	45
1,074	*	Lifeline Systems, Inc	28
22,260		Linear Technology Corp	863
1,534	*	Littelfuse, Inc	52
1,293		LSI Industries, Inc	15
26,560	*	LSI Logic Corp	146
1,646	*	Magnetek, Inc	11
3,108	*	Mattson Technology, Inc	35
23,050		Maxim Integrated Products, Inc	977
5,338		Maytag Corp	113
8,165	*	McData Corp (Class A)	49
943	*	Medis Technologies Ltd	17
2,262	*	MEMC Electronic Materials, Inc	30
1,540	*	Mercury Computer Systems, Inc	46
1,251	*	Merix Corp	14
2,500		Methode Electronics, Inc	32
400	*	Metrologic Instruments, Inc	9
4,755	*	Micrel, Inc	52
14,149		Microchip Technology, Inc	377
39,886	*	Micron Technology, Inc	493

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
4,228	*	Microsemi Corp	73
4,100	*	Microtune, Inc	25
1,295	*	Microvision, Inc	9
2,847	*	MIPS Technologies, Inc	28
1,718	*	Mobility Electronics, Inc	15
8,643		Molex, Inc	259
1,515	*	Monolithic System Technology, Inc	9
1,809	*	Moog, Inc (Class A)	82
163,563		Motorola, Inc	2,813
7,339	*	MRV Communications, Inc	27
2,855	*	Mykrolis Corp	40
300		National Presto Industries, Inc	14
25,542		National Semiconductor Corp	458
3,233	*	NMS Communications Corp	20
10,695	*	Novellus Systems, Inc	298
11,534	*	Nvidia Corp	272
3,866	*	Omnivision Technologies, Inc	71
8,363	*	ON Semiconductor Corp	38
4,212	*	Openwave Systems, Inc	65
8,470	*	Oplink Communications, Inc	17
1,276	*	Optical Communication Products, Inc	3
869	*	OSI Systems, Inc	20
6,137	*	Paradyne Networks, Inc	22
1,250		Park Electrochemical Corp	27
1,447	*	Pericom Semiconductor Corp	14
2,260	*	Photronics, Inc	37
2,814	*	Pixelworks, Inc	32
3,309		Plantronics, Inc	137
3,100	*	Plexus Corp	40
3,483	*	Plug Power, Inc	21
2,974	*	PLX Technology, Inc	31
11,897	*	PMC-Sierra, Inc	134
7,006	*	Polycom, Inc	163
458	*	Powell Industries, Inc	8
1,813	*	Power Integrations, Inc	36
4,438	*	Power-One, Inc	40
7,309	*	Powerwave Technologies, Inc	62
6,815	*	QLogic Corp	250
111,718		Qualcomm, Inc	4,737
6,100	*	Rambus, Inc	140
2,306	*	Rayovac Corp	70
1,663		Regal-Beloit Corp	48
4,091	*	Remec, Inc	29
12,915	*	RF Micro Devices, Inc	88
12,762		Rockwell Collins, Inc	503
1,100	*	Rogers Corp	47
36,135	*	Sanmina-SCI Corp	306
2,915	*	SBA Communications Corp	27
1,000	*	SBS Technologies, Inc	14
10,570		Scientific-Atlanta, Inc	349
1,500	*	Seachange International, Inc	26
5,166	*	Semtech Corp	113
1,709	*	Sigmatel, Inc	61
5,145	*	Silicon Image, Inc	85

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
2,561	*	Silicon Laboratories, Inc	90
5,900	*	Silicon Storage Technology, Inc	35
500	*	Siliconix, Inc	18
1,800	*	Sipex Corp	8
85,893	*	Sirius Satellite Radio, Inc	657
10,341	*	Skyworks Solutions, Inc	98
1,197		Smith (A.O.) Corp	36
1,632	*	Spatialight, Inc	15
1,100		Spectralink Corp	16
710	*	Staktek Holdings, Inc	3
1,279	*	Standard Microsystems Corp	23
700	*	Stoneridge, Inc	11
6,000	*	Stratex Networks, Inc	14
745	*	Supertex, Inc	16
12,134	*	Sycamore Networks, Inc	49
2,907	*	Symmetricom, Inc	28
1,530	*	Synaptics, Inc	47
2,804	*	Technitrol, Inc	51
3,400	*	Tekelec	69
32,508	*	Tellabs, Inc	279
4,400	*	Terayon Communication Systems, Inc	12
1,675	*	Tessera Technologies, Inc	62
119,977		Texas Instruments, Inc	2,954
4,084	*	Thomas & Betts Corp	126
10,352	*	Transmeta Corp	17
1,302	*	Trident Microsystems, Inc	22
2,378	*	Tripath Technology, Inc	3
9,492	*	Triquint Semiconductor, Inc	42
2,833	*	TTM Technologies, Inc	33
640	*	Ulticom, Inc	10
976	*	Ultralife Batteries, Inc	19
3,500	*	Universal Display Corp	32
1,000	*	Universal Electronics, Inc	18
6,265	*	Utstarcom, Inc	139
3,331	*	Valence Technology, Inc	10
2,523	*	Varian Semiconductor Equipment Associates, Inc	93
9,239	*	Verso Technologies, Inc	7
1,399	*	Viasat, Inc	34
1,471		Vicor Corp	19
11,380	*	Vishay Intertechnology, Inc	171
14,636	*	Vitesse Semiconductor Corp	52
2,980	*	Westell Technologies, Inc	20
4,823		Whirlpool Corp	334
1,507	*	Wilson Greatbatch Technologies, Inc	34
800		Woodhead Industries, Inc	13
23,957		Xilinx, Inc	710
1,399	*	Zhone Technologies, Inc	4

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	71,697

ENGINEERING AND MANAGEMENT SERVICES - 0.92%
1,600	*	Accelrys, Inc	12
1,230	*	Advisory Board Co	45
4,200	*	Affymetrix, Inc	154
3,126	*	Answerthink, Inc	15

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,368	*	Antigenics, Inc	14
4,841	*	Applera Corp (Celera Genomics Group)	67
5,800	*	Ariad Pharmaceuticals, Inc	43
3,562	*	Axonyx, Inc	22
10,858	*	BearingPoint, Inc	87
11,272	*	Celgene Corp	299
5,421	*	Century Business Services, Inc	24
706	*	Charles River Associates, Inc	33
1,445	*	Ciphergen Biosystems, Inc	6
942	*	Cornell Cos, Inc	14
2,561		Corporate Executive Board Co	171
2,443	*	Corrections Corp of America	99
4,280	*	Covance, Inc	166
4,974	*	CuraGen Corp	36
1,903	*	CV Therapeutics, Inc	44
3,808	*	Decode Genetics, Inc	30
1,618	*	DiamondCluster International, Inc	23
3,731	*	Digitas, Inc	36
1,742	*	Diversa Corp	15
1,820	*	Dyax Corp	13
3,090	*	eResearch Technology, Inc	49
4,377	*	Exelixis, Inc	42
5,722		Fluor Corp	312
1,000	*	Forrester Research, Inc	18
2,772	*	FTI Consulting, Inc	58
2,686	*	Gartner, Inc (Class A)	33
2,272	*	Gartner, Inc (Class B)	28
724	*	Genencor International, Inc	12
3,419	*	Gen-Probe, Inc	155
30,479		Halliburton Co	1,196
2,802	*	Hewitt Associates, Inc	90
4,807	*	Incyte Corp	48
599	*	Infrasource Services, Inc	8
3,395	*	Jacobs Engineering Group, Inc	162
1,504	*	Keryx Biopharmaceuticals, Inc	17
1,236	*	Kosan Biosciences, Inc	9
584		Landauer, Inc	27
907	*	LECG Corp	17
4,403	*	Lexicon Genetics, Inc	34
1,975	*	Lifecell Corp	20
1,864	*	Luminex Corp	17
3,668	*	Maxim Pharmaceuticals, Inc	11
1,221	*	MAXIMUS, Inc	38
2,143	*	Maxygen, Inc	27
18,593		Monsanto Co	1,033
8,767		Moody’s Corp	761
400	*	MTC Technologies, Inc	13
1,780	*	Myriad Genetics, Inc	40
3,190	*	Navigant Consulting, Inc	85
951	*	Neopharm, Inc	12
4,219	*	Oscient Pharmaceuticals Corp	15
1,703	*	Parexel International Corp	35
23,418		Paychex, Inc	798
2,266	*	Per-Se Technologies, Inc	36

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
3,516	*	Pharmaceutical Product Development, Inc	145
6,113	*	Pharmos Corp	9
2,566	*	PRG-Schultz International, Inc	13
5,338		Quest Diagnostics, Inc	510
1,565	*	Regeneration Technologies, Inc	16
4,561	*	Regeneron Pharmaceuticals, Inc	42
1,607	*	Resources Connection, Inc	87
695	*	Rigel Pharmaceuticals, Inc	17
3,182	*	Seattle Genetics, Inc	21
20,732		Servicemaster Co	286
867	*	SFBC International, Inc	34
1,062	*	Sourcecorp	20
1,956	*	Symyx Technologies, Inc	59
500	*	Tejon Ranch Co	20
2,861	*	Telik, Inc	55
3,591	*	Tetra Tech, Inc	60
2,015	*	Transkaryotic Therapies, Inc	51
791	*	TRC Cos, Inc	13
953	*	Trimeris, Inc	14
2,180	*	URS Corp	70
1,284	*	Ventiv Health, Inc	26
1,753	*	Washington Group International, Inc	72
2,145		Watson Wyatt & Co Holdings	58

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,422

FABRICATED METAL PRODUCTS - 0.73%
2,586	*	Alliant Techsystems, Inc	169
7,953		Ball Corp	350
714		CIRCOR International, Inc	17
2,018		Commercial Metals Co	102
3,558		Crane Co	103
11,261	*	Crown Holdings, Inc	155
16,086		Danaher Corp	923
376	*	Drew Industries, Inc	14
10,213		Fortune Brands, Inc	788
1,746	*	Griffon Corp	47
546		Gulf Island Fabrication, Inc	12
2,800		Harsco Corp	156
18,296		Illinois Tool Works, Inc	1,696
1,755	*	Intermagnetics General Corp	45
5,881	*	Jacuzzi Brands, Inc	51
496		Lifetime Hoan Corp	8
31,853		Masco Corp	1,164
933	*	Mobile Mini, Inc	31
1,321	*	NCI Building Systems, Inc	50
4,275	*	Shaw Group, Inc	76
711		Silgan Holdings, Inc	43
2,552		Simpson Manufacturing Co, Inc	89
4,037		Snap-On, Inc	139
4,636		Stanley Works	227
1,400		Sturm Ruger & Co, Inc	13
3,948	*	Taser International, Inc	125
4,033	*	Tower Automotive, Inc	10
1,000		Valmont Industries, Inc	25

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
690	*	Water Pik Technologies, Inc	12
1,666		Watts Water Technologies, Inc (Class A)	54

		TOTAL FABRICATED METAL PRODUCTS	6,694

FOOD AND KINDRED PRODUCTS - 3.01%
1,106		American Italian Pasta Co (Class A)	26
55,500		Anheuser-Busch Cos, Inc	2,816
37,913		Archer Daniels Midland Co	846
700	*	Boston Beer Co, Inc (Class A)	15
1,041		Cal-Maine Foods, Inc	13
15,985		Campbell Soup Co	478
263		Coca-Cola Bottling Co Consolidated	15
145,615		Coca-Cola Co	6,062
15,688		Coca-Cola Enterprises, Inc	327
37,888		Conagra Foods, Inc	1,116
6,233	*	Constellation Brands, Inc (Class A)	290
1,894		Coors (Adolph) Co (Class B)	143
2,534		Corn Products International, Inc	136
4,436	*	Darling International, Inc	19
10,783	*	Dean Foods Co	355
12,588	*	Del Monte Foods Co	139
650		Farmer Brothers Co	16
2,383		Flowers Foods, Inc	75
21,077		General Mills, Inc	1,048
24,878		H.J. Heinz Co	970
417	*	Hansen Natural Corp	15
5,544	*	Hercules, Inc	82
12,744		Hershey Foods Corp	708
5,077		Hormel Foods Corp	159
400		J & J Snack Foods Corp	20
3,989		J.M. Smucker Co	188
17,499		Kellogg Co	782
19,337		Kraft Foods, Inc (Class A)	689
1,829		Lancaster Colony Corp	78
1,746		Lance, Inc	33
686	*	M&F Worldwide Corp	9
9,489		McCormick & Co, Inc (Non-Vote)	366
550		MGP Ingredients, Inc	5
518		National Beverage Corp	4
624	*	Peets Coffee & Tea, Inc	17
11,947		Pepsi Bottling Group, Inc	323
3,934		PepsiAmericas Inc	84
118,153		PepsiCo, Inc	6,168
1,099		Pilgrim’s Pride Corp	34
2,056		Ralcorp Holdings, Inc	86
716		Sanderson Farms, Inc	31
54,701		Sara Lee Corp	1,320
3,076		Sensient Technologies Corp	74
6,771	*	Smithfield Foods, Inc	200
1,735		Tootsie Roll Industries, Inc	60
2,585		Topps Co, Inc	25
15,485		Tyson Foods, Inc (Class A)	285
11,505		Wrigley (Wm.) Jr Co	796

		TOTAL FOOD AND KINDRED PRODUCTS	27,546

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
FOOD STORES - 0.49%
1,696	*	7-Eleven, Inc	41
23,819		Albertson’s, Inc	569
97		Arden Group, Inc (Class A)	10
1,203	*	Great Atlantic & Pacific Tea Co, Inc	12
700		Ingles Markets, Inc (Class A)	9
53,429	*	Kroger Co	937
2,088	*	Panera Bread Co (Class A)	84
806	*	Pantry, Inc	24
2,206	*	Pathmark Stores, Inc	13
2,200		Ruddick Corp	48
31,297	*	Safeway, Inc	618
27,620	*	Starbucks Corp	1,722
779		Weis Markets, Inc	30
3,830		Whole Foods Market, Inc	365
2,108	*	Wild Oats Markets, Inc	19
4,470	*	Winn-Dixie Stores, Inc	20

		TOTAL FOOD STORES	4,521

FORESTRY - 0.11%
15,586		Weyerhaeuser Co	1,048

		TOTAL FORESTRY	1,048

FURNITURE AND FIXTURES - 0.32%
845		Bassett Furniture Industries, Inc	17
2,243		Ethan Allen Interiors, Inc	90
3,459		Furniture Brands International, Inc	87
5,200		Herman Miller, Inc	144
3,609		Hillenbrand Industries, Inc	200
4,114		HNI Corp	177
380		Hooker Furniture Corp	9
3,257	*	Interface, Inc (Class A)	32
12,860		Johnson Controls, Inc	816
2,436		Kimball International, Inc (Class B)	36
3,952		La-Z-Boy, Inc	61
4,399		Lear Corp	268
13,681		Leggett & Platt, Inc	389
19,520		Newell Rubbermaid, Inc	472
2,530	*	Select Comfort Corp	45
389		Stanley Furniture Co, Inc	17
3,267		Steelcase, Inc (Class A)	45

		TOTAL FURNITURE AND FIXTURES	2,905

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
20,930	*	Bed Bath & Beyond, Inc	834
18,471		Best Buy Co, Inc	1,098
13,817		Circuit City Stores, Inc (Circuit City Group)	216
1,370	*	Cost Plus, Inc	44
1,100	*	Electronics Boutique Holdings Corp	47
2,570	*	GameStop Corp (Class B)	58
1,692	*	Guitar Center, Inc	89
1,232		Haverty Furniture Cos, Inc	23
700	*	Kirkland’s, Inc	9
3,107	*	Linens’n Things, Inc	77

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
3,500	*	Mohawk Industries, Inc	319
6,500		Pier 1 Imports, Inc	128
11,717		RadioShack Corp	385
1,828	*	Restoration Hardware, Inc	10
2,382	*	The Bombay Co, Inc	13
1,215	*	Trans World Entertainment Corp	15
6,132	*	Williams-Sonoma, Inc	215

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,580

GENERAL BUILDING CONTRACTORS - 0.45%
952		Beazer Homes U.S.A., Inc	139
997		Brookfield Homes Corp	34
8,698		Centex Corp	518
16,198		D.R. Horton, Inc	653
147	*	Dominion Homes, Inc	4
2,166	*	Hovnanian Enterprises, Inc (Class A)	107
2,824		KB Home	295
7,518		Lennar Corp (Class A)	426
720		Lennar Corp (Class B)	38
1,065		Levitt Corp (Class A)	33
862		M/I Homes, Inc	48
1,563		MDC Holdings, Inc	135
736	*	Meritage Homes Corp	83
420	*	NVR, Inc	323
1,250	*	Palm Harbor Homes, Inc	21
900	*	Perini Corp	15
7,323		Pulte Homes, Inc	467
3,920		Ryland Group, Inc	226
2,279		Standard-Pacific Corp	146
639		Technical Olympic U.S.A., Inc	16
3,407	*	Toll Brothers, Inc	234
2,013		Walter Industries, Inc	68
2,352	*	WCI Communities, Inc	69
356	*	William Lyon Homes, Inc	25

		TOTAL GENERAL BUILDING CONTRACTORS	4,123

GENERAL MERCHANDISE STORES - 2.22%
2,874	*	99 Cents Only Stores	46
8,000	*	Big Lots, Inc	97
4,983	*	BJ's Wholesale Club, Inc	145
360		Bon-Ton Stores, Inc	6
1,372	*	Brookstone, Inc	27
2,822		Casey’s General Stores, Inc	51
481	*	Conn’s, Inc	8
32,294		Costco Wholesale Corp	1,563
4,851		Dillard’s, Inc (Class A)	130
20,065		Dollar General Corp	417
8,180	*	Dollar Tree Stores, Inc	235
10,790		Family Dollar Stores, Inc	337
13,181		Federated Department Stores, Inc	762
2,720		Fred’s, Inc	47
398	*	Gander Mountain Co	5
16,843		J.C. Penney Co, Inc	697
3,283	*	Kmart Holding Corp	325

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
20,377	*	Kohl's Corp	1,002
20,021		May Department Stores Co	589
1,723		Neiman Marcus Group, Inc (Class A)	123
723		Neiman Marcus Group, Inc (Class B)	48
919	*	Retail Ventures, Inc	7
9,017		Saks, Inc	131
15,893		Sears Roebuck & Co	811
2,069	*	ShopKo Stores, Inc	39
1,757	*	Stein Mart, Inc	30
63,487		Target Corp	3,297
1,789	*	Tuesday Morning Corp	55
176,568		Wal-Mart Stores, Inc	9,326

		TOTAL GENERAL MERCHANDISE STORES	20,356

HEALTH SERVICES - 0.84%
3,370	*	Accredo Health, Inc	93
716		Sanderson Farms, Inc	31
1,457	*	Amedisys, Inc	47
739	*	America Service Group, Inc	20
2,010	*	American Healthways, Inc	66
2,139	*	Amsurg Corp	63
3,761	*	Apria Healthcare Group, Inc	124
7,127	*	Beverly Enterprises, Inc	65
32,111	*	Caremark Rx, Inc	1,266
3,492	*	Community Health Systems, Inc	97
500	*	Corvel Corp	13
6,161	*	Coventry Health Care, Inc	327
2,321	*	Cross Country Healthcare, Inc	42
6,902	*	DaVita, Inc	273
1,864	*	Enzo Biochem, Inc	36
4,446	*	Express Scripts, Inc	340
6,878	*	First Health Group Corp	129
1,379	*	Genesis HealthCare Corp	48
1,525	*	Gentiva Health Services, Inc	25
29,026		HCA, Inc	1,160
16,770		Health Management Associates, Inc (Class A)	381
3,932		Hooper Holmes, Inc	23
1,831	*	Kindred Healthcare, Inc	55
1,185	*	LabOne, Inc	38
10,565	*	Laboratory Corp of America Holdings	526
1,072		LCA-Vision, Inc	25
2,695	*	LifePoint Hospitals, Inc	94
7,330	*	Lincare Holdings, Inc	313
1,871	*	Magellan Health Services, Inc	64
6,895		Manor Care, Inc	244
624	*	Matria Healthcare, Inc	24
419	*	Medcath Corp	10
600		National Healthcare Corp	21
2,611	*	NeighborCare, Inc	80
3,260	*	OCA, Inc	21
2,544	*	Odyssey HealthCare, Inc	35
859		Option Care, Inc	15
1,764	*	Pediatrix Medical Group, Inc	113
6,600	b,v*	Physician Resource Group, Inc	0

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
3,350	*	Province Healthcare Co	75
1,389	*	Psychiatric Solutions, Inc	51
1,200	*	RehabCare Group, Inc	34
5,098	*	Renal Care Group, Inc	183
6,397		Select Medical Corp	113
366	*	Specialty Laboratories, Inc	4
1,300	*	Sunrise Senior Living, Inc	60
575	*	Symbion, Inc	13
33,103	*	Tenet Healthcare Corp	363
5,249	*	Triad Hospitals, Inc	195
1,954	*	United Surgical Partners International, Inc	81
3,448		Universal Health Services, Inc (Class B)	153
774	*	VistaCare, Inc (Class A)	13

		TOTAL HEALTH SERVICES	7,654

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,325		Granite Construction, Inc	62
1,632	*	Insituform Technologies, Inc (Class A)	37

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	99

HOLDING AND OTHER INVESTMENT OFFICES - 2.71%
816	*	4Kids Entertainment, Inc	17
1,704		Acadia Realty Trust	28
1,716		Affordable Residential Communities	25
700		Alabama National Bancorp	45
142	*	Alexander’s, Inc	31
1,279		Alexandria Real Estate Equities, Inc	95
7,895		Allied Capital Corp	204
5,726		AMB Property Corp	231
1,700		Amcore Financial, Inc	55
1,100		American Campus Communities, Inc	25
7,622		American Financial Realty Trust	123
2,412		American Home Mortgage Investment Corp	83
1,759		AMLI Residential Properties Trust	56
8,195		Annaly Mortgage Management, Inc	161
3,218		Anthracite Capital, Inc	40
3,102		Anworth Mortgage Asset Corp	33
6,524		Apartment Investment & Management Co (Class A)	251
4,309		Apollo Investment Corp	65
487		Arbor Realty Trust, Inc	12
12,972		Archstone-Smith Trust	497
4,553		Arden Realty, Inc	172
1,391		Ashford Hospitality Trust, Inc	15
4,303		AvalonBay Communities, Inc	324
996		Bedford Property Investors	28
2,300		BioMed Realty Trust, Inc	51
5,058		Boston Properties, Inc	327
2,844		Brandywine Realty Trust	84
3,459		BRE Properties, Inc (Class A)	139
3,927		Brookline Bancorp, Inc	64
2,767		Camden Property Trust	141
2,163		Capital Automotive REIT	77
1,573		Capital Lease Funding, Inc	20
190		Capital Southwest Corp	15

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
800		Capital Trust, Inc	25
554		Capitol Bancorp Ltd	20
1,032		Capstead Mortgage Corp	11
3,778		CarrAmerica Realty Corp	125
1,601		CBL & Associates Properties, Inc	122
1,144		Cedar Shopping Centers, Inc	16
3,200		Centerpoint Properties Trust	153
342		Cherokee, Inc	12
1,222		Colonial Properties Trust	48
3,720		Commercial Net Lease Realty, Inc	77
706		Community Banks, Inc	20
3,454	*	Cornerstone Realty Income Trust, Inc	34
2,361		Corporate Office Properties Trust	69
916		Correctional Properties Trust	26
2,543		Cousins Properties, Inc	77
5,712		Crescent Real Estate Equities Co	104
1,865		CRT Properties, Inc	44
6,195		Developers Diversified Realty Corp	275
10,594		Duke Realty Corp	362
1,377		Eastgroup Properties, Inc	53
204	*	Enstar Group, Inc	13
1,500		Entertainment Properties Trust	67
2,800		Equity Inns, Inc	33
1,295		Equity Lifestyle Properties, Inc	46
28,532		Equity Office Properties Trust	831
2,360		Equity One, Inc	56
19,383		Equity Residential	701
1,591		Essex Property Trust, Inc	133
2,000		Extra Space Storage, Inc	27
3,584		Federal Realty Investment Trust	185
5,000	*	FelCor Lodging Trust, Inc	73
750		First Indiana Corp	17
2,865		First Industrial Realty Trust, Inc	117
5,807		First Niagara Financial Group, Inc	81
987		First Place Financial Corp	22
4,200		Fremont General Corp	106
9,588		Friedman Billings Ramsey Group, Inc	186
2,100		Gables Residential Trust	75
16,861		General Growth Properties, Inc	610
760		German American Bancorp	12
638		Gladstone Capital Corp	15
1,935		Glenborough Realty Trust, Inc	41
2,871		Glimcher Realty Trust	80
1,341		Government Properties Trust, Inc	13
1,300		Gramercy Capital Corp	27
3,669		Greater Bay Bancorp	102
2,863		Harris & Harris Group, Inc	47
9,378		Health Care Property Investors, Inc	260
3,772		Health Care REIT, Inc	144
2,992		Healthcare Realty Trust, Inc	122
1,887		Heritage Property Investment Trust	61
2,403		Highland Hospitality Corp	27
3,647		Highwoods Properties, Inc	101
2,435		Home Properties, Inc	105

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
3,200		HomeBanc Corp	31
4,670		Hospitality Properties Trust	215
23,213		Host Marriott Corp	402
12,322		HRPT Properties Trust	158
5,156		IMPAC Mortgage Holdings, Inc	117
4,582		Independence Community Bank Corp	195
3,494		Innkeepers U.S.A. Trust	50
2,415		Investors Real Estate Trust	25
1,800		iShares Russell 2000 Index Fund	233
6,923		iStar Financial, Inc	313
1,973		Kilroy Realty Corp	84
6,825		Kimco Realty Corp	396
1,600		Kite Realty Group Trust	24
1,672		Kramont Realty Trust	39
13,056	*	La Quinta Corp	119
1,927		LaSalle Hotel Properties	61
3,346		Lexington Corporate Properties Trust	76
5,400		Liberty Property Trust	233
1,014		LTC Properties, Inc	20
2,536		Luminent Mortgage Capital, Inc	30
4,337		Macerich Co	272
4,122		Mack-Cali Realty Corp	190
2,360		Maguire Properties, Inc	65
6,043	*	Meristar Hospitality Corp	50
5,284		MFA Mortgage Investments, Inc	47
1,237		Mid-America Apartment Communities, Inc	51
3,728		Mills Corp	238
1,041		Mission West Properties, Inc	11
1,400		MortgageIT Holdings, Inc	25
800		National Health Investors, Inc	23
4,621		Nationwide Health Properties, Inc	110
2,803		New Century Financial Corp	179
7,567		New Plan Excel Realty Trust	205
3,061		Newcastle Investment Corp	97
1,737		Novastar Financial, Inc	86
3,221		Omega Healthcare Investors, Inc	38
1,295		Oriental Financial Group, Inc	37
573		Origen Financial, Inc	4
2,862		Pan Pacific Retail Properties, Inc	179
764		Parkway Properties, Inc	39
2,046		Pennsylvania Real Estate Investment Trust	88
13,020		Plum Creek Timber Co, Inc	500
19,167		Popular, Inc	553
2,764		Post Properties, Inc	96
3,092		Prentiss Properties Trust	118
1,141		PrivateBancorp, Inc	37
11,632		Prologis	504
1,084		Prosperity Bancshares, Inc	32
1,073		PS Business Parks, Inc	48
6,600		Public Storage, Inc	368
1,730		RAIT Investment Trust	48
992		Ramco-Gershenson Properties	32
2,700		Realty Income Corp	137
4,644		Reckson Associates Realty Corp	152

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,683		Redwood Trust, Inc	104
3,218		Regency Centers Corp	178
1,000		Sandy Spring Bancorp, Inc	38
800		Saul Centers, Inc	31
3,400		Saxon Capital, Inc	82
3,728		Senior Housing Properties Trust	71
3,170		Shurgard Storage Centers, Inc (Class A)	140
10,802		Simon Property Group, Inc	699
776	*	Simon Property Group L.P.	46
2,684		SL Green Realty Corp	163
902		Sovran Self Storage, Inc	38
11,500		SPDR Trust Series I	1,390
1,700		Strategic Hotel Capital, Inc	28
868		Suffolk Bancorp	30
1,970		Summit Properties, Inc	64
1,069		Sun Communities, Inc	43
3,131		Susquehanna Bancshares, Inc	78
1,890		Tanger Factory Outlet Centers, Inc	50
458	*	Tarragon Realty Investors, Inc	8
3,455		Taubman Centers, Inc	103
5,913		Thornburg Mortgage, Inc	171
587		Tompkins Trustco, Inc	31
1,937		Town & Country Trust	54
5,482		Trizec Properties, Inc	104
1,311		U.S. Restaurant Properties, Inc	24
8,889		United Dominion Realty Trust, Inc	220
795		Universal Health Realty Income Trust	26
1,607		Urstadt Biddle Properties, Inc (Class A)	27
5,831		Ventas, Inc	160
5,860		Vornado Realty Trust	446
61,591		Washington Mutual, Inc	2,604
2,550		Washington Real Estate Investment Trust	86
2,859		Waypoint Financial Corp	81
4,941		Weingarten Realty Investors	198
358		Westfield Financial, Inc	9
1,215		Winston Hotels, Inc	14

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	24,862

HOTELS AND OTHER LODGING PLACES - 0.37%
709		Ameristar Casinos, Inc	31
1,131	*	Bluegreen Corp	22
2,248		Boyd Gaming Corp	94
1,590		Choice Hotels International, Inc	92
596	*	Empire Resorts, Inc	7
24,303		Hilton Hotels Corp	553
4,689	*	Mandalay Resort Group	330
1,242		Marcus Corp	31
14,035		Marriott International, Inc (Class A)	884
4,788	*	MGM Mirage	348
2,469	*	Pinnacle Entertainment, Inc	49
13,596		Starwood Hotels & Resorts Worldwide, Inc	794
1,382	*	Vail Resorts, Inc	31
2,299	*	Wynn Resorts Ltd	154

		TOTAL HOTELS AND OTHER LODGING PLACES	3,420

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
INDUSTRIAL MACHINERY AND EQUIPMENT - 7.04%
54,364		3M Co	4,462
676	*	Aaon, Inc	11
1,648	*	Actuant Corp	86
7,209	*	Adaptec, Inc	55
4,600	*	Advanced Digital Information Corp	46
6,268	*	AGCO Corp	137
1,703		Albany International Corp (Class A)	60
13,350	*	American Standard Cos, Inc	552
26,331	*	Apple Computer, Inc	1,696
116,966	*	Applied Materials, Inc	2,000
1,200	*	Astec Industries, Inc	21
444	*	ASV, Inc	21
3,264	*	Asyst Technologies, Inc	17
2,010	*	Authentidate Holding Corp	12
3,409	*	Avocent Corp	138
7,081	*	Axcelis Technologies, Inc	58
24,375		Baker Hughes, Inc	1,040
5,538		Black & Decker Corp	489
1,400		Black Box Corp	67
3,120		Briggs & Stratton Corp	130
3,284	*	Brooks Automation, Inc	57
500		Bucyrus International, Inc (Class A)	20
674		Cascade Corp	27
24,320		Caterpillar, Inc	2,371
5,864	*	Cirrus Logic, Inc	32
469,984	*	Cisco Systems, Inc	9,071
3,734	*	Cooper Cameron Corp	201
5,956	*	Cray, Inc	28
2,669		Cummins, Inc	224
1,000	*	Cuno, Inc	59
2,481	*	Cymer, Inc	73
17,052		Deere & Co	1,269
174,759	*	Dell, Inc	7,364
5,272		Diebold, Inc	294
5,426		Donaldson Co, Inc	177
3,015	*	Dot Hill Systems Corp	24
14,330		Dover Corp	601
463	*	Dril-Quip, Inc	11
9,902		Eaton Corp	717
3,700	*	Electronics For Imaging, Inc	64
166,395	*	EMC Corp	2,474
5,823	*	Emulex Corp	98
1,548		Engineered Support Systems, Inc	92
1,375	*	EnPro Industries, Inc	41
1,492	*	Esterline Technologies Corp	49
2,479	*	FalconStor Software, Inc	24
909	*	Flanders Corp	9
3,771	*	Flowserve Corp	104
3,959	*	FMC Technologies, Inc	127
2,076	*	FSI International, Inc	10
1,373	*	Gardner Denver, Inc	50
15,479	*	Gateway, Inc	93
428	*	General Binding Corp	6

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,604	*	Global Power Equipment Group, Inc	16
673		Gorman-Rupp Co	15
4,828		Graco, Inc	180
8,494	*	Grant Prideco, Inc	170
214,146		Hewlett-Packard Co	4,491
835	*	Hydril	38
3,542	*	Hypercom Corp	21
2,839		IDEX Corp	115
2,671	*	InFocus Corp	24
116,676		International Business Machines Corp	11,502
24,248		International Game Technology	834
1,163	*	Intevac, Inc	9
3,555	*	Iomega Corp	20
6,433		ITT Industries, Inc	543
3,200		JLG Industries, Inc	63
3,534		Joy Global, Inc	153
993	*	Kadant, Inc	20
1,979		Kaydon Corp	65
2,554		Kennametal, Inc	127
3,183	*	Komag, Inc	60
3,600	*	Kulicke & Soffa Industries, Inc	31
9,315	*	Lam Research Corp	269
3,073		Lennox International, Inc	63
8,576	*	Lexmark International, Inc	729
2,211		Lincoln Electric Holdings, Inc	76
700		Lindsay Manufacturing Co	18
400		Lufkin Industries, Inc	16
1,857		Manitowoc Co, Inc	70
17,191	*	Maxtor Corp	91
1,115	*	Micros Systems, Inc	87
310		Middleby Corp	16
1,670	*	Milacron, Inc	6
2,000		Modine Manufacturing Co	68
413		Nacco Industries, Inc (Class A)	44
5,964	*	National-Oilwell, Inc	210
1,504	*	Netgear, Inc	27
21,173	*	Network Appliance, Inc	703
1,903		Nordson Corp	76
2,019	*	Oil States International, Inc	39
1,512	*	Omnicell, Inc	17
547	*	Overland Storage, Inc	9
8,166		Pall Corp	236
2,905	*	PalmOne, Inc	92
8,479		Parker Hannifin Corp	642
2,314	*	Paxar Corp	51
6,972		Pentair, Inc	304
16,663		Pitney Bowes, Inc	771
904	*	Planar Systems, Inc	10
2,200	*	Presstek, Inc	21
1,773	*	ProQuest Co	53
12,525	*	Quantum Corp	33
600		Robbins & Myers, Inc	14
11,224	*	Sandisk Corp	280
744		Sauer-Danfoss, Inc	16

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
600		Schawk, Inc	11
3,855	*	Scientific Games Corp (Class A)	92
16,448	*	Seagate Tech (Escrow)	(0)
1,100	*	Semitool, Inc	10
18,144	*	Silicon Graphics, Inc	31
517	*	Simpletech, Inc	2
7,256	*	Smith International, Inc	395
61,597	*	Solectron Corp	328
5,466		SPX Corp	219
800		Standex International Corp	23
2,032		Stewart & Stevenson Services, Inc	41
7,539	*	Storage Technology Corp	238
16,219		Symbol Technologies, Inc	281
1,000		Tecumseh Products Co (Class A)	48
600		Tennant Co	24
3,427	*	Terex Corp	163
1,000		Thomas Industries, Inc	40
4,711		Timken Co	123
1,683		Toro Co	137
594	*	Transact Technologies, Inc	13
1,608	*	Ultratech, Inc	30
3,395	*	UNOVA, Inc	86
1,820	*	Veeco Instruments, Inc	38
14,492	*	Western Digital Corp	157
675		Woodward Governor Co	48
52,726	*	Xerox Corp	897
12,291	*	Xybernaut Corp	15
2,873		York International Corp	99
3,907	*	Zebra Technologies Corp (Class A)	220

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	64,422

INSTRUMENTS AND RELATED PRODUCTS - 3.04%
1,214	*	Abaxis, Inc	18
1,059	*	Abiomed, Inc	16
657	*	ADE Corp	12
2,148	*	Advanced Medical Optics, Inc	88
1,396	*	Advanced Neuromodulation Systems, Inc	55
33,422	*	Agilent Technologies, Inc	805
1,853	*	Aksys Ltd	10
3,618	*	Align Technology, Inc	39
1,754	*	American Medical Systems Holdings, Inc	73
477		Analogic Corp	21
295	*	Animas Corp	5
15,663		Applera Corp (Applied Biosystems Group)	328
1,344		Arrow International, Inc	42
1,500	*	Arthrocare Corp	48
624	*	Aspect Medical Systems, Inc	15
1,234	*	August Technology Corp	13
7,568		Bard (C.R.), Inc	484
3,695		Bausch & Lomb, Inc	238
42,079		Baxter International, Inc	1,453
4,485		Beckman Coulter, Inc	300
18,042		Becton Dickinson & Co	1,025
786		BEI Technologies, Inc	24

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,268		Biolase Technology, Inc	14
18,144		Biomet, Inc	787
1,200	*	Bio-Rad Laboratories, Inc (Class A)	69
45,388	*	Boston Scientific Corp	1,614
1,542	*	Bruker BioSciences Corp	6
1,038	*	Candela Corp	12
4,771	*	Cardiac Science, Inc	10
2,300	*	Cardiodynamics International Corp	12
2,899	*	Cepheid, Inc	29
400	*	Closure Medical Corp	8
2,776		Cognex Corp	77
2,100	*	Coherent, Inc	64
1,500		Cohu, Inc	28
1,773	*	Conceptus, Inc	14
1,940	*	Conmed Corp	55
2,252		Cooper Cos, Inc	159
6,689	*	Credence Systems Corp	61
2,061	*	CTI Molecular Imaging, Inc	29
1,543	*	Cyberonics, Inc	32
515	*	Cyberoptics Corp	8
8,521	*	Cytyc Corp	235
800		Datascope Corp	32
5,500		Dentsply International, Inc	309
1,465	*	Depomed, Inc	8
1,255	*	Dionex Corp	71
1,242	*	DJ Orthopedics, Inc	27
1,645	*	DRS Technologies, Inc	70
20,264		Eastman Kodak Co	654
1,002		EDO Corp	32
4,390	*	Edwards Lifesciences Corp	181
2,138	*	Encore Medical Corp	15
1,525	*	Endocardial Solutions, Inc	18
859	*	ESCO Technologies, Inc	66
399	*	Exactech, Inc	7
833	*	Excel Technology, Inc	22
458		E-Z-Em-Inc	7
735	*	Faro Technologies, Inc	23
1,709	*	FEI Co	36
8,328	*	Fisher Scientific International, Inc	520
2,442	*	Flir Systems, Inc	156
1,927	*	Formfactor, Inc	52
2,767	*	Fossil, Inc	71
21,910		Guidant Corp	1,580
1,357	*	Haemonetics Corp	49
1,390	*	Hanger Orthopedic Group, Inc	11
859	*	Herley Industries, Inc	17
1,387	*	Hologic, Inc	38
701	*	ICU Medical, Inc	19
1,260	*	I-Flow Corp	23
700		II-VI, Inc	30
2,022	*	Illumina, Inc	19
2,466	*	Inamed Corp	156
4,300	*	Input/Output, Inc	38
1,332	*	Integra LifeSciences Holding	49

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
2,329	*	Intuitive Surgical, Inc	93
1,790		Invacare Corp	83
1,262	*	Ionics, Inc	55
512	*	Ista Pharmaceuticals, Inc	5
1,441	*	Itron, Inc	34
1,548	*	Ixia	26
900		Keithley Instruments, Inc	18
520	*	Kensey Nash Corp	18
13,534	*	KLA-Tencor Corp	630
653	*	KVH Industries, Inc	6
1,433	*	Kyphon, Inc	37
1,257	*	Laserscope	45
542	*	LeCroy Corp	13
4,789	*	Lexar Media, Inc	38
4,233	*	LTX Corp	33
742	*	Measurement Specialties, Inc	19
522	*	Medical Action Industries, Inc	10
84,259		Medtronic, Inc	4,185
3,043		Mentor Corp	103
1,469	*	Merit Medical Systems, Inc	22
2,475	*	Mettler-Toledo International, Inc	127
670	*	Micro Therapeutics, Inc	3
3,429	*	Millipore Corp	171
1,695		Mine Safety Appliances Co	86
2,254	*	MKS Instruments, Inc	42
1,101	*	Molecular Devices Corp	22
1,178		Movado Group, Inc	22
1,508		MTS Systems Corp	51
2,364	*	Nanogen, Inc	17
2,716	*	Newport Corp	38
451	*	NuVasive, Inc	5
1,667		Oakley, Inc	21
1,353	*	Ocular Sciences, Inc	66
3,100	*	Orbital Sciences Corp	37
2,298	*	Orthologic Corp	14
2,820	*	Orthovita, Inc	12
834	*	Palomar Medical Technologies, Inc	22
8,877		PerkinElmer, Inc	200
1,200	*	Photon Dynamics, Inc	29
4,783	*	Pinnacle Systems, Inc	29
1,227	*	Possis Medical, Inc	17
2,399	*	RAE Systems, Inc	18
31,170		Raytheon Co	1,210
2,350	*	Resmed, Inc	120
2,421	*	Respironics, Inc	132
11,858		Rockwell Automation, Inc	588
1,037	*	Rofin-Sinar Technologies, Inc	44
2,558		Roper Industries, Inc	155
688	*	Rudolph Technologies, Inc	12
762	*	Sirf Technology Holdings, Inc	10
2,167	*	Sola International, Inc	60
1,281	*	Sonic Innovations, Inc	5
1,305	*	Sonic Solutions, Inc	29
957	*	SonoSite, Inc	32

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
25,064	*	St. Jude Medical, Inc	1,051
5,147	*	Star Scientific, Inc	26
4,798	*	Steris Corp	114
19,736		Stryker Corp	952
2,566	*	Sybron Dental Specialties, Inc	91
358		Sypris Solutions, Inc	5
2,800	*	Techne Corp	109
6,000		Tektronix, Inc	181
2,389		Teleflex, Inc	124
13,483	*	Teradyne, Inc	230
11,386	*	Thermo Electron Corp	344
3,100	*	Thermogenesis	20
3,489	*	Thoratec Corp	36
3,521	*	Trimble Navigation Ltd	116
1,583	*	TriPath Imaging, Inc	14
688		United Industrial Corp	27
977	*	Urologix, Inc	6
9,212	*	Varian Medical Systems, Inc	398
2,410	*	Varian, Inc	99
951	*	Ventana Medical Systems, Inc	61
1,897	*	Viasys Healthcare, Inc	36
1,589	*	Viisage Technology, Inc	14
3,466	*	Visx, Inc	90
400		Vital Signs, Inc	16
8,959	*	Waters Corp	419
1,846	*	Wright Medical Group, Inc	53
1,200		X-Rite, Inc	19
311		Young Innovations, Inc	10
17,036	*	Zimmer Holdings, Inc	1,365
600	*	Zoll Medical Corp	21
1,200	*	Zygo Corp	14

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	27,821

INSURANCE AGENTS, BROKERS AND SERVICE- 0.34%
20,397		AON Corp	487
3,654		Brown & Brown, Inc	159
1,019	*	Clark, Inc	16
2,076		Crawford & Co (Class B)	16
6,200		Gallagher (Arthur J.) & Co	202
2,140		Hilb, Rogal & Hamilton Co	78
37,347		Marsh & McLennan Cos, Inc	1,229
19,156	*	Medco Health Solutions, Inc	797
2,320		National Financial Partners Corp	90
2,450	*	USI Holdings Corp	28

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,102

INSURANCE CARRIERS - 4.92%
1,552		21st Century Insurance Group	21
10,081		Aetna, Inc	1,258
36,249		Aflac, Inc	1,444
2,273		Alfa Corp	35
291	*	Alleghany Corp	83
3,675	*	Allmerica Financial Corp	121
49,574		Allstate Corp	2,564

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
6,939		Ambac Financial Group, Inc	570
845		American Equity Investment Life Holding Co	9
2,572		American Financial Group, Inc	81
159,721		American International Group, Inc	10,489
693		American National Insurance Co	72
652	*	American Physicians Capital, Inc	23
1,720	*	AMERIGROUP Corp	130
2,774		AmerUs Group Co	126
1,958	*	Argonaut Group, Inc	41
3,874		Assurant, Inc	118
625		Baldwin & Lyons, Inc (Class B)	17
4,524		Berkley (W.R.) Corp	213
1,052		Bristol West Holdings, Inc	21
2,570	*	Centene Corp	73
2,096	*	Ceres Group, Inc	11
13,197		Chubb Corp	1,015
9,861		Cigna Corp	804
9,946		Cincinnati Financial Corp	440
1,975	*	Citizens, Inc	13
1,505	*	CNA Financial Corp	40
1,100	*	CNA Surety Corp	15
1,558		Commerce Group, Inc	95
10,017	*	Conseco, Inc	200
3,187	*	Danielson Holdings Corp	27
1,728		Delphi Financial Group, Inc (Class A)	80
900		Direct General Corp	29
220		Donegal Group, Inc	5
168		EMC Insurance Group, Inc	4
1,854		Erie Indemnity Co (Class A)	97
881		FBL Financial Group, Inc (Class A)	25
10,788		Fidelity National Financial, Inc	493
4,830		First American Corp	170
558	*	FPIC Insurance Group, Inc	20
8,092		Genworth Financial, Inc	218
500		Great American Financial Resources, Inc	9
2,039		Harleysville Group, Inc	49
20,015		Hartford Financial Services Group, Inc	1,387
4,539		HCC Insurance Holdings, Inc	150
7,373	*	Health Net, Inc	213
900	*	HealthExtras, Inc	15
2,970		Horace Mann Educators Corp	57
11,571	*	Humana, Inc	344
423		Independence Holding Co	8
1,436		Infinity Property & Casualty Corp	51
10,164		Jefferson-Pilot Corp	528
314		Kansas City Life Insurance Co	15
1,329		Landamerica Financial Group, Inc	72
3,293		Leucadia National Corp	229
12,485		Lincoln National Corp	583
9,608		Loews Corp	675
600	*	Markel Corp	218
10,256		MBIA, Inc	649
1,767		Mercury General Corp	106
26,751		MetLife, Inc	1,084

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
6,300		MGIC Investment Corp	434
578		Midland Co	18
720	*	Molina Healthcare, Inc	33
154	*	National Western Life Insurance Co (Class A)	26
3,921		Nationwide Financial Services, Inc (Class A)	150
290	*	Navigators Group, Inc	9
103		NYMAGIC, Inc	3
1,205		Odyssey Re Holdings Corp	30
4,060	*	Ohio Casualty Corp	94
12,799		Old Republic International Corp	324
5,987	*	Pacificare Health Systems, Inc	338
700		Penn-America Group, Inc	11
1,212	*	Philadelphia Consolidated Holding Corp	80
6,516		Phoenix Cos, Inc	81
591	*	Pico Holdings, Inc	12
1,846	*	PMA Capital Corp (Class A)	19
6,589		PMI Group, Inc	275
1,502		Presidential Life Corp	25
20,955		Principal Financial Group	858
1,820	*	ProAssurance Corp	71
13,755		Progressive Corp	1,167
4,643		Protective Life Corp	198
37,631		Prudential Financial, Inc	2,068
6,568		Radian Group, Inc	350
1,878		Reinsurance Group of America, Inc	91
1,557		RLI Corp	65
9,116		Safeco Corp	476
530		Safety Insurance Group, Inc	17
1,800		Selective Insurance Group, Inc	80
1,748	*	Sierra Health Services, Inc	96
45,330		St. Paul Travelers Cos, Inc	1,680
2,065		Stancorp Financial Group, Inc	170
913		State Auto Financial Corp	24
1,214		Stewart Information Services Corp	51
8,212		Torchmark Corp	469
1,780		Transatlantic Holdings, Inc	110
648	*	Triad Guaranty, Inc	39
2,600		UICI	88
1,036		United Fire & Casualty Co	35
45,949		UnitedHealth Group, Inc	4,045
3,350		Unitrin, Inc	152
1,679	*	Universal American Financial Corp	26
19,988		UnumProvident Corp	359
2,507	*	Vesta Insurance Group, Inc	9
500	*	WellCare Health Plans, Inc	16
1,564	*	WellChoice, Inc	84
20,256	*	WellPoint, Inc	2,329
95		Wesco Financial Corp	37
655		Zenith National Insurance Corp	33

		TOTAL INSURANCE CARRIERS	45,007

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
600	*	Geo Group, Inc	16

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	16

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
LEATHER AND LEATHER PRODUCTS - 0.11%
1,264		Brown Shoe Co, Inc	38
12,856	*	Coach, Inc	725
1,830		K-Swiss, Inc (Class A)	53
600	*	Steven Madden Ltd	11
1,396	*	Timberland Co (Class A)	87
189		Weyco Group, Inc	8
2,882		Wolverine World Wide, Inc	91

		TOTAL LEATHER AND LEATHER PRODUCTS	1,013

LEGAL SERVICES - 0.00%
852		Pre-Paid Legal Services, Inc	32

		TOTAL LEGAL SERVICES	32

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
7,215	*	Laidlaw International, Inc	154

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	154

LUMBER AND WOOD PRODUCTS - 0.13%
660		American Woodmark Corp	29
4,900	*	Champion Enterprises, Inc	58
742		Deltic Timber Corp	31
17,910		Georgia-Pacific Corp	671
7,563		Louisiana-Pacific Corp	202
3,382		Rayonier, Inc	165
442		Skyline Corp	18
979		Universal Forest Products, Inc	42

		TOTAL LUMBER AND WOOD PRODUCTS	1,216

METAL MINING - 0.28%
741		Cleveland-Cliffs, Inc	77
15,276	*	Coeur D’alene Mines Corp	60
10,694		Freeport-McMoRan Copper & Gold, Inc (Class A)	409
8,220	*	Hecla Mining Co	48
27,443		Newmont Mining Corp	1,219
6,499		Phelps Dodge Corp	643
2,376		Royal Gold, Inc	43
1,033		Southern Peru Copper Corp	49
4,305	*	Stillwater Mining Co	48

		TOTAL METAL MINING	2,596

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
2,039		Blyth, Inc	60
4,691		Callaway Golf Co	63
1,000	*	Daktronics, Inc	25
546		Escalade, Inc	7
9,648		Hasbro, Inc	187
5,789	*	Identix, Inc	43
1,657	*	Jakks Pacific, Inc	37
1,914	*	K2, Inc	30
1,909	*	Leapfrog Enterprises, Inc	26
30,831		Mattel, Inc	601
2,137		Nautilus Group, Inc	52
800		Penn Engineering & Manufacturing Corp	14

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,010	*	RC2 Corp	33
700		Russ Berrie & Co, Inc	16
1,845	*	Shuffle Master, Inc	87
467	*	Steinway Musical Instruments, Inc	14
3,455	*	Yankee Candle Co, Inc	115

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,410

MISCELLANEOUS RETAIL - 1.48%
1,264	*	1-800-Flowers.com, Inc (Class A)	11
872	*	AC Moore Arts & Crafts, Inc	25
2,156	*	Alloy, Inc	17
19,768	*	Amazon.com, Inc	876
3,696	*	Barnes & Noble, Inc	119
1,412		Big 5 Sporting Goods Corp	41
574		Blair Corp	20
517		Blockbuster, Inc (Class B)	5
260	*	Blue Nile, Inc	7
5,623		Borders Group, Inc	143
2,000		Cash America International, Inc	59
1,525	*	Coldwater Creek, Inc	47
27,868		CVS Corp	1,256
2,094	*	Dick’s Sporting Goods, Inc	74
3,077	*	Drugstore.com, Inc	10
35,609	*	eBay, Inc	4,141
1,144		Hancock Fabrics, Inc	12
1,626	*	Hibbett Sporting Goods, Inc	43
1,216	*	Jill (J.) Group, Inc	18
2,200		Longs Drug Stores Corp	61
4,946	*	Marvel Enterprises, Inc	101
9,554		Michaels Stores, Inc	286
2,246		MSC Industrial Direct Co (Class A)	81
21,801	*	Office Depot, Inc	378
7,218		Omnicare, Inc	250
1,001	*	Overstock.com, Inc	69
425	*	Party City Corp	5
400	*	PC Connection, Inc	4
541	*	PC Mall, Inc	12
2,833	*	Petco Animal Supplies, Inc	112
10,034		Petsmart, Inc	357
1,516	*	Priceline.com, Inc	36
30,040	*	Rite Aid Corp	110
814	*	Sharper Image Corp	15
1,548	*	Sports Authority, Inc	40
1,250		Stamps.com, Inc	20
33,469		Staples, Inc	1,128
9,058		Tiffany & Co	290
14,715	*	Toys ‘R’ Us, Inc	301
1,504	*	Valuevision International, Inc (Class A)	21
72,476		Walgreen Co	2,781
779		World Fuel Services Corp	39
3,748	*	Zale Corp	112

		TOTAL MISCELLANEOUS RETAIL	13,533

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
MOTION PICTURES - 1.37%
2,197	*	Avid Technology, Inc	136
12,560		Blockbuster, Inc (Class A)	120
533		Carmike Cinemas, Inc	19
2,200	*	DreamWorks Animation SKG, Inc (Class A)	83
3,398	*	Hollywood Entertainment Corp	44
187,493	*	Liberty Media Corp (Class A)	2,059
3,935		Metro-Goldwyn-Mayer, Inc	47
1,849		Movie Gallery, Inc	35
2,427	*	NetFlix, Inc	30
929	*	Reading International, Inc	8
2,864		Regal Entertainment Group (Class A)	59
305,477	*	Time Warner, Inc	5,938
143,033		Walt Disney Co	3,976

		TOTAL MOTION PICTURES	12,554

NONDEPOSITORY INSTITUTIONS - 2.38%
1,136	*	Accredited Home Lenders Holding Co	56
1,625		Advanta Corp (Class A)	37
4,692		American Capital Strategies Ltd	156
78,431		American Express Co	4,421
10,952	*	AmeriCredit Corp	268
645		Asta Funding, Inc	17
919		Beverly Hills Bancorp, Inc	9
16,064		Capital One Financial Corp	1,353
4,471	*	CapitalSource, Inc	115
2,774		CharterMac	68
13,962		CIT Group, Inc	640
1,233	*	CompuCredit Corp	34
37,899		Countrywide Financial Corp	1,403
962	*	Credit Acceptance Corp	24
5,925		Doral Financial Corp	292
843	*	Encore Capital Group, Inc	20
67,559		Fannie Mae	4,811
591		Federal Agricultural Mortgage Corp (Class C)	14
1,081		Financial Federal Corp	42
815	*	First Cash Financial Services, Inc	22
1,222	*	First Marblehead Corp	69
48,547		Freddie Mac	3,578
77,256		MBNA Corp	2,178
1,954		MCG Capital Corp	33
2,453	*	Metris Cos, Inc	31
563	*	Nelnet, Inc	15
20,239	*	Providian Financial Corp	333
29,446		SLM Corp	1,572
300		Student Loan Corp	55
265	*	United PanAm Financial Corp	5
1,585		Westcorp	73
825	*	WFS Financial, Inc	42
1,332	*	World Acceptance Corp	37

		TOTAL NONDEPOSITORY INSTITUTIONS	21,823

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
1,482		Amcol International Corp	30
1,049		Compass Minerals International, Inc	25
6,476		Vulcan Materials Co	354

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	409

OIL AND GAS EXTRACTION - 1.80%
17,689		Anadarko Petroleum Corp	1,146
22,928		Apache Corp	1,159
673	*	Atwood Oceanics, Inc	35
1,300		Berry Petroleum Co (Class A)	62
10,560		BJ Services Co	491
3,742	*	Brigham Exploration Co	34
28,520		Burlington Resources, Inc	1,241
2,286		Cabot Oil & Gas Corp (Class A)	101
2,656	*	Cal Dive International, Inc	108
871	*	Callon Petroleum Co	13
1,312	*	Cheniere Energy, Inc	84
18,535		Chesapeake Energy Corp	306
2,899	*	Cimarex Energy Co	110
1,132	*	Clayton Williams Energy, Inc	26
2,411	*	Comstock Resources, Inc	53
2,903	*	Delta Petroleum Corp	46
3,800	*	Denbury Resources, Inc	104
32,264		Devon Energy Corp	1,256
3,430		Diamond Offshore Drilling, Inc	137
900	*	Edge Petroleum Corp	13
1,558	*	Encore Acquisition Co	54
2,680	*	Energy Partners Ltd	54
10,449		ENSCO International, Inc	332
7,854		EOG Resources, Inc	560
3,190	*	Forest Oil Corp	101
14	*	Forest Oil Corp Wts 02/15/05	0
4,058	*	FX Energy, Inc	47
4,627	*	Global Industries Ltd	38
12,950	*	Grey Wolf, Inc	68
5,339	*	Hanover Compressor Co	75
2,496	*	Harvest Natural Resources, Inc	43
3,449		Helmerich & Payne, Inc	117
997	*	Houston Exploration Co	56
3,398	b*	KCS Energy, Inc	50
9,284		Kerr-McGee Corp	537
8,798	*	Key Energy Services, Inc	104
5,999	*	Magnum Hunter Resources, Inc	77
422	*	Magnum Hunter Resources, Inc Wts 03/21/05	0
22,845		Marathon Oil Corp	859
2,192	*	McMoRan Exploration Co	41
6,041	*	Meridian Resource Corp	37
2,820	*	Mission Resources Corp	16
3,919	*	Newfield Exploration Co	231
5,171	*	Newpark Resources, Inc	27
4,239		Noble Energy, Inc	261
27,296		Occidental Petroleum Corp	1,593
1,600	*	Oceaneering International, Inc	60

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
6,555	*	Parker Drilling Co	26
4,903		Patina Oil & Gas Corp	184
11,748		Patterson-UTI Energy, Inc	228
1,148		Penn Virginia Corp	47
361	v*	PetroCorp, Inc (Escrow)	0
1,700	*	Petroleum Development Corp	66
9,524		Pioneer Natural Resources Co	334
5,352	*	Plains Exploration & Production Co	139
4,439		Pogo Producing Co	215
7,574	*	Pride International, Inc	156
2,300	*	Quicksilver Resources, Inc	85
4,695		Range Resources Corp	96
1,410	*	Remington Oil & Gas Corp	38
7,354		Rowan Cos, Inc	190
700		RPC, Inc	18
1,290	*	Seacor Smit, Inc	69
2,600	*	Southwestern Energy Co	132
1,665	*	Spinnaker Exploration Co	58
1,900		St. Mary Land & Exploration Co	79
1,545	*	Stone Energy Corp	70
3,300	*	Superior Energy Services, Inc	51
2,600	*	Swift Energy Co	75
1,951	*	Syntroleum Corp	16
1,410	*	Tetra Technologies, Inc	40
4,219		Tidewater, Inc	150
838	*	Todco	15
1,143	*	Transmontaigne, Inc	7
2,600	*	Unit Corp	99
19,069		Unocal Corp	825
6,742	*	Varco International, Inc	197
2,260	*	Veritas DGC, Inc	51
3,500		Vintage Petroleum, Inc	79
1,475	*	W-H Energy Services, Inc	33
1,935	*	Whiting Petroleum Corp	59
17,506		XTO Energy, Inc	619

		TOTAL OIL AND GAS EXTRACTION	16,509

PAPER AND ALLIED PRODUCTS - 0.71%
6,800		Bemis Co	198
3,865		Bowater, Inc	170
1,676	*	Buckeye Technologies, Inc	22
1,977	*	Caraustar Industries, Inc	33
1,356		Chesapeake Corp	37
1,270		Glatfelter	19
4,634	*	Graphic Packaging Corp	33
900		Greif, Inc (Class A)	50
33,895		International Paper Co	1,424
35,489		Kimberly-Clark Corp	2,336
3,700		Longview Fibre Co	67
14,155		MeadWestvaco Corp	480
1,075		Neenah Paper, Inc	35
6,093		OfficeMax, Inc	191
3,866		Packaging Corp of America	91
10,687	*	Pactiv Corp	270

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,900	*	Playtex Products, Inc	15
1,124		Pope & Talbot, Inc	19
1,966		Potlatch Corp	99
1,110		Rock-Tenn Co (Class A)	17
1,040		Schweitzer-Mauduit International, Inc	35
16,753	*	Smurfit-Stone Container Corp	313
6,175		Sonoco Products Co	183
3,848		Temple-Inland, Inc	263
3,174		Wausau-Mosinee Paper Corp	57

		TOTAL PAPER AND ALLIED PRODUCTS	6,457

PERSONAL SERVICES - 0.17%
2,872	b*	Alderwoods Group, Inc	33
620		Angelica Corp	17
8,436		Cintas Corp	370
1,567	*	Coinstar, Inc	42
1,405		G & K Services, Inc (Class A)	61
11,391		H & R Block, Inc	558
2,700		Jackson Hewitt Tax Service, Inc	68
3,015		Regis Corp	139
22,000	*	Service Corp International	164
587		Unifirst Corp	17
2,838	*	Weight Watchers International, Inc	117

		TOTAL PERSONAL SERVICES	1,586

PETROLEUM AND COAL PRODUCTS - 4.22%
5,381		Amerada Hess Corp	443
4,892		Ashland, Inc	286
148,156		ChevronTexaco Corp	7,780
48,023		ConocoPhillips	4,170
1,450		ElkCorp	50
452,891		ExxonMobil Corp	23,215
1,879		Frontier Oil Corp	50
738	*	Giant Industries, Inc	20
2,333	*	Headwaters, Inc	66
1,378		Holly Corp	38
3,500		Lubrizol Corp	129
14,067		Lyondell Chemical Co	407
5,282		Murphy Oil Corp	425
2,701		Premcor, Inc	114
5,253		Sunoco, Inc	429
4,554	*	Tesoro Corp	145
17,896		Valero Energy Corp	812
1,100		WD-40 Co	31

		TOTAL PETROLEUM AND COAL PRODUCTS	38,610

PRIMARY METAL INDUSTRIES - 0.58%
7,555	*	AK Steel Holding Corp	109
60,359		Alcoa, Inc	1,896
948	*	Aleris International, Inc	16
6,601		Allegheny Technologies, Inc	143
11,167	*	Andrew Corp	152
3,299		Belden CDT, Inc	77
1,200	*	Brush Engineered Materials, Inc	22

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
1,463		Carpenter Technology Corp	86
1,235	*	Century Aluminum Co	32
3,800	*	CommScope, Inc	72
978		Curtiss-Wright Corp	56
1,440	*	Encore Wire Corp	19
7,713		Engelhard Corp	237
2,400	*	General Cable Corp	33
1,633		Gibraltar Industries, Inc	39
1,183	*	International Steel Group, Inc	48
2,054	*	Lone Star Technologies, Inc	69
1,977		Matthews International Corp (Class A)	73
2,942	*	Maverick Tube Corp	89
2,431		Mueller Industries, Inc	78
1,000		NN, Inc	13
1,100	*	NS Group, Inc	31
11,218		Nucor Corp	587
2,945	*	Oregon Steel Mills, Inc	60
4,370		Precision Castparts Corp	287
1,142		Quanex Corp	78
1,496	*	RTI International Metals, Inc	31
1,661		Ryerson Tull, Inc	26
1,362		Schnitzer Steel Industries, Inc (Class A)	46
2,601		Steel Dynamics, Inc	99
697		Steel Technologies, Inc	19
1,500		Texas Industries, Inc	94
455	*	Titanium Metals Corp	11
1,864		Tredegar Corp	38
7,875		United States Steel Corp	404
917	*	Wheeling-Pittsburgh Corp	35
4,742		Worthington Industries, Inc	93

		TOTAL PRIMARY METAL INDUSTRIES	5,298

PRINTING AND PUBLISHING - 0.80%
4,531		American Greetings Corp (Class A)	115
1,700		Banta Corp	76
5,892		Belo (A.H.) Corp Series A	155
2,400		Bowne & Co, Inc	39
734	*	Consolidated Graphics, Inc	34
396		Courier Corp	21
300		CSS Industries, Inc	10
3,200		Dex Media, Inc	80
3,382		Dow Jones & Co, Inc	146
1,171		Ennis, Inc	23
4,604		EW Scripps Co	222
17,815		Gannett Co, Inc	1,455
2,000		Harland (John H.) Co	72
3,853		Harte-Hanks, Inc	100
3,730		Hollinger International, Inc	58
1,403		Journal Communications, Inc	25
1,919	*	Journal Register Co	37
5,619		Knight Ridder, Inc	376
3,200		Lee Enterprises, Inc	147
600	*	Martha Stewart Living Omnimedia, Inc (Class A)	17
1,222		McClatchy Co (Class A)	88

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
13,349		McGraw-Hill Cos, Inc	1,222
1,658		Media General, Inc (Class A)	107
2,746		Meredith Corp	149
10,201		New York Times Co (Class A)	416
945	*	Playboy Enterprises, Inc (Class B)	12
9,402	*	Primedia, Inc	36
639		Pulitzer, Inc	41
13,789		R.R. Donnelley & Sons Co	487
6,850		Reader’s Digest Association, Inc (Class A)	95
2,073	*	Scholastic Corp	77
1,179		Standard Register Co	17
576		Thomas Nelson, Inc	13
16,370		Tribune Co	690
3,622	*	Valassis Communications, Inc	127
397		Washington Post Co (Class B)	390
3,300		Wiley (John) & Sons, Inc (Class A)	115

		TOTAL PRINTING AND PUBLISHING	7,290

RAILROAD TRANSPORTATION - 0.48%
56,113	*	ADC Telecommunications, Inc	150
26,279		Burlington Northern Santa Fe Corp	1,243
14,970		CSX Corp	600
1,594		Florida East Coast Industries	72
1,252	*	Genesee & Wyoming, Inc (Class A)	35
4,150	*	Kansas City Southern Industries, Inc	74
27,643		Norfolk Southern Corp	1,000
18,043		Union Pacific Corp	1,213

		TOTAL RAILROAD TRANSPORTATION	4,387

REAL ESTATE - 0.09%
310	*	Avatar Holdings, Inc	15
6,147		Catellus Development Corp	188
800	*	CB Richard Ellis Group, Inc	27
378		Consolidated-Tomoka Land Co	16
400	b*	Crescent Operating, Inc	0
2,193		Forest City Enterprises, Inc (Class A)	126
2,179	*	Jones Lang LaSalle, Inc	82
1,600		LNR Property Corp	101
900	*	Orleans Homebuilders, Inc	18
2,754		St. Joe Co	177
9,700	*	Stewart Enterprises, Inc (Class A)	68
2,118	*	Trammell Crow Co	38

		TOTAL REAL ESTATE	856

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.26%
1,193	*	Applied Films Corp	26
2,487		Aptargroup, Inc	131
700		Bandag, Inc	35
4,500		Cooper Tire & Rubber Co	97
623	*	Deckers Outdoor Corp	29
10,579	*	Goodyear Tire & Rubber Co	155
1,946	*	Jarden Corp	85
1,570		Myers Industries, Inc	20
11,774		Nike, Inc (Class B)	1,068

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
449		Quixote Corp	9
3,656		Reebok International Ltd	161
2,068		Schulman (A.), Inc	44
5,876	*	Sealed Air Corp	313
1,100	*	Skechers U.S.A., Inc (Class A)	14
1,743		Spartech Corp	47
714	*	Trex Co, Inc	37
3,650		Tupperware Corp	76

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,347

SECURITY AND COMMODITY BROKERS - 2.08%
5,277		A.G. Edwards, Inc	228
2,250	*	Affiliated Managers Group, Inc	152
15,965	*	Ameritrade Holding Corp	227
7,093		Bear Stearns Cos, Inc	726
1,430		Blackrock, Inc	110
73,755		Charles Schwab Corp	882
2,296		Chicago Mercantile Exchange	525
25,401	*	E*Trade Financial Corp	380
4,854		Eaton Vance Corp	253
5,631		Federated Investors, Inc (Class B)	171
11,554		Franklin Resources, Inc	805
448		Gabelli Asset Management, Inc (Class A)	22
22,273		Goldman Sachs Group, Inc	2,317
8,390	*	Instinet Group, Inc	51
3,414	*	Investment Technology Group, Inc	68
4,737		Investors Financial Services Corp	237
16,547		Janus Capital Group, Inc	278
3,529		Jefferies Group, Inc	142
8,064	*	Knight Trading Group, Inc	88
3,465	*	LaBranche & Co, Inc	31
6,813		Legg Mason, Inc	499
19,038		Lehman Brothers Holdings, Inc	1,665
65,812		Merrill Lynch & Co, Inc	3,934
75,589		Morgan Stanley	4,197
1,526		Nuveen Investments, Inc	60
1,356	*	Piper Jaffray Cos	65
3,996		Raymond James Financial, Inc	124
5,241		SEI Investments Co	220
501	*	Stifel Financial Corp	10
1,151		SWS Group, Inc	25
7,482		T Rowe Price Group, Inc	465
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	129

		TOTAL SECURITY AND COMMODITY BROKERS	19,090

SOCIAL SERVICES - 0.01%
917	*	Bright Horizons Family Solutions, Inc	59
1,211	*	Res-Care, Inc	18

		TOTAL SOCIAL SERVICES	77

SPECIAL TRADE CONTRACTORS - 0.04%
843		Chemed Corp	57
2,673	*	Comfort Systems U.S.A., Inc	21

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
3,450	*	Dycom Industries, Inc	105
1,050	*	EMCOR Group, Inc	47
2,100	*	Integrated Electrical Services, Inc	10
685	*	Layne Christensen Co	12
4,974	*	Matrix Service Co	40
4,926	*	Quanta Services, Inc	39

		TOTAL SPECIAL TRADE CONTRACTORS	331

STONE, CLAY, AND GLASS PRODUCTS - 0.17%
532		Ameron International Corp	20
684	*	Anchor Glass Container Corp	5
2,068		Apogee Enterprises, Inc	28
1,725	*	Cabot Microelectronics Corp	69
962		CARBO Ceramics, Inc	66
93,696	*	Corning, Inc	1,103
679		Eagle Materials, Inc	59
648		Eagle Materials, Inc (Class B)	55
2,125		Florida Rock Industries, Inc	127
1,000		Libbey, Inc	22
1,470	*	U.S. Concrete, Inc	11

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,565

TOBACCO PRODUCTS - 1.12%
141,549		Altria Group, Inc	8,649
4,025		Loews Corp (Carolina Group)	117
10,290		Reynolds American, Inc	809
1,760		Universal Corp (Virginia)	84
11,669		UST, Inc	561
1,645		Vector Group Ltd	27

		TOTAL TOBACCO PRODUCTS	10,247

TRANSPORTATION BY AIR - 0.42%
5,873	*	Airtran Holdings, Inc	63
1,734	*	Alaska Air Group, Inc	58
2,003	*	America West Holdings Corp (Class B)	13
10,953	*	AMR Corp	120
4,581	*	Continental Airlines, Inc (Class B)	62
8,490	*	Delta Air Lines, Inc	64
2,603	*	ExpressJet Holdings, Inc	34
21,136		FedEx Corp	2,082
2,900	*	FLYi, Inc	5
1,495	*	Forward Air Corp	67
2,150	*	Frontier Airlines, Inc	25
6,297	*	JetBlue Airways Corp	146
2,151	*	Mesa Air Group, Inc	17
5,197	*	Northwest Airlines Corp	57
1,365	*	Offshore Logistics, Inc	44
347	*	Republic Airways Holdings, Inc	5
4,035		Skywest, Inc	81
53,247		Southwest Airlines Co	867

		TOTAL TRANSPORTATION BY AIR	3,810

TRANSPORTATION EQUIPMENT - 2.56%
2,761	*	AAR Corp	38

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
545	*	Aftermarket Technology Corp	9
2,936		American Axle & Manufacturing Holdings, Inc	90
1,100		Arctic Cat, Inc	29
4,699		ArvinMeritor, Inc	105
6,789		Autoliv, Inc	328
4,473	*	BE Aerospace, Inc	52
57,749		Boeing Co	2,990
6,584		Brunswick Corp	326
1,687		Clarcor, Inc	92
1,035		Coachmen Industries, Inc	18
440		Curtiss-Wright Corp (Class B)	25
10,224		Dana Corp	177
35,314		Delphi Corp	319
496	*	Ducommun, Inc	10
3,359		Federal Signal Corp	59
3,728	*	Fleetwood Enterprises, Inc	50
123,796		Ford Motor Co	1,812
2,751	*	GenCorp, Inc	51
13,407		General Dynamics Corp	1,402
32,768		General Motors Corp	1,313
5,539		Gentex Corp	205
12,200		Genuine Parts Co	538
8,131		Goodrich Corp	265
394		Greenbrier Cos, Inc	13
21,206		Harley-Davidson, Inc	1,288
2,622	*	Hayes Lemmerz International, Inc	23
785		Heico Corp	18
78		Heico Corp (Class A)	1
58,968		Honeywell International, Inc	2,088
1,612		Kaman Corp (Class A)	20
26,153		Lockheed Martin Corp	1,453
711		Marine Products Corp	19
4,500	*	Mascotech (Escrow)	0
1,720		Monaco Coach Corp	35
4,275	*	Navistar International Corp	188
441		Noble International Ltd	9
24,744		Northrop Grumman Corp	1,345
2,450		Oshkosh Truck Corp	168
11,908		Paccar, Inc	958
3,200		Polaris Industries, Inc	218
433	*	Sequa Corp (Class A)	26
1,755	*	Sports Resorts International, Inc	5
500		Standard Motor Products, Inc	8
255	*	Strattec Security Corp	16
1,631		Superior Industries International, Inc	47
2,183	*	Teledyne Technologies, Inc	64
2,719	*	Tenneco Automotive, Inc	47
8,002		Textron, Inc	591
2,800		Thor Industries, Inc	104
2,420		Trinity Industries, Inc	82
1,552	*	Triumph Group, Inc	61
1,678	*	TRW Automotive Holdings Corp	35
3,244	*	United Defense Industries, Inc	153
36,209		United Technologies Corp	3,742

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
9,045		Visteon Corp	88
1,883	*	Wabash National Corp	51
2,761		Westinghouse Air Brake Technologies Corp	59
1,734		Winnebago Industries, Inc	68

		TOTAL TRANSPORTATION EQUIPMENT	23,394

TRANSPORTATION SERVICES - 0.13%
400		Ambassadors Group, Inc	14
4,924		C.H. Robinson Worldwide, Inc	273
2,500	*	EGL, Inc	75
6,794		Expeditors International of Washington, Inc	380
3,426		GATX Corp	101
905	*	HUB Group, Inc	47
872	*	Navigant International, Inc	11
1,700	*	Pacer International, Inc	36
2,021	*	RailAmerica, Inc	26
9,902		Sabre Holdings Corp	219

		TOTAL TRANSPORTATION SERVICES	1,182

TRUCKING AND WAREHOUSING - 0.51%
1,500		Arkansas Best Corp	67
3,458		CNF, Inc	173
424	*	Covenant Transport, Inc (Class A)	9
3,217		Heartland Express, Inc	72
4,000		Hunt (J.B.) Transport Services, Inc	179
2,128	*	Landstar System, Inc	157
635	*	Marten Transport Ltd	14
1,145	*	Old Dominion Freight Line	40
1,947		Overnite Corp	73
421	*	P.A.M. Transportation Services	8
579	*	Quality Distribution, Inc	5
900	*	SCS Transportation, Inc	21
1,500	*	Sirva, Inc	29
4,341	*	Swift Transportation Co, Inc	93
400	*	U.S. Xpress Enterprises, Inc (Class A)	12
39,148		United Parcel Service, Inc (Class B)	3,346
1,835		USF Corp	70
3,416		Werner Enterprises, Inc	77
3,338	*	Yellow Roadway Corp	186

		TOTAL TRUCKING AND WAREHOUSING	4,631

WATER TRANSPORTATION - 0.04%
2,785		Alexander & Baldwin, Inc	118
844	*	Gulfmark Offshore, Inc	19
421	*	Hornbeck Offshore Services, Inc	8
1,507	*	Kirby Corp	67
1,962		Overseas Shipholding Group, Inc	108
600	*	Seabulk International, Inc	7

		TOTAL WATER TRANSPORTATION	327

WHOLESALE TRADE-DURABLE GOODS - 1.86%
384	*	1-800 Contacts, Inc	8
1,100		Action Performance Cos, Inc	12

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
5,979		Adesa, Inc	127
2,158		Agilysys, Inc	37
839	*	Alliance Imaging, Inc	9
2,198		Anixter International, Inc	79
2,071		Applied Industrial Technologies, Inc	57
8,011	*	Arrow Electronics, Inc	195
1,206	*	Audiovox Corp (Class A)	19
2,154	*	Aviall, Inc	49
8,446	*	Avnet, Inc	154
1,038		Barnes Group, Inc	28
1,208	*	BioVeris Corp	9
3,872		BorgWarner, Inc	210
1,342	*	Brightpoint, Inc	26
2,100		Carlisle Cos, Inc	136
4,002		CDW Corp	266
794	*	Department 56, Inc	13
1,490	*	Digi International, Inc	26
1,525	*	Global Imaging Systems, Inc	60
1,800		Handleman Co	39
4,258		Hughes Supply, Inc	138
9,909		IKON Office Solutions, Inc	115
1,091	*	Imagistics International, Inc	37
8,393	*	Ingram Micro, Inc (Class A)	175
3,362	*	Insight Enterprises, Inc	69
715	*	Insurance Auto Auctions, Inc	16
547	*	INTAC International	7
205,244		Johnson & Johnson	13,017
739	*	Keystone Automotive Industries, Inc	17
2,533		Knight Transportation, Inc	63
300		Lawson Products, Inc	15
1,014	*	LKQ Corp	20
3,352		Martin Marietta Materials, Inc	180
763	*	Merge Technologies, Inc	17
1,224		Metal Management, Inc	33
2,986	*	Microtek Medical Holdings, Inc	12
1,454	*	Navarre Corp	26
2,729		Owens & Minor, Inc	77
8,950	*	Patterson Cos, Inc	388
4,013		Pep Boys-Manny Moe & Jack	69
4,800	*	PSS World Medical, Inc	60
1,959		Reliance Steel & Aluminum Co	76
9,000	*	Safeguard Scientifics, Inc	19
871	*	Scansource, Inc	54
3,706		SCP Pool Corp	118
1,219	*	TBC Corp	34
4,029	*	Tech Data Corp	183
5,318		W.W. Grainger, Inc	354
1,547		Watsco, Inc	54
1,000	*	WESCO International, Inc	30
2,884	*	Zoran Corp	33

		TOTAL WHOLESALE TRADE-DURABLE GOODS	17,065

TIAA Stock Index Account

SHARES/PRINCIPAL			VALUE (000)
WHOLESALE TRADE-NONDURABLE GOODS - 0.73%
3,000		Acuity Brands, Inc	95
833		Advanced Marketing Services, Inc	8
4,181		Airgas, Inc	111
1,800	*	Allscripts Healthcare Solutions, Inc	19
7,751		AmerisourceBergen Corp	455
4,795		Brown-Forman Corp (Class B)	233
30,538		Cardinal Health, Inc	1,776
702	*	Central European Distribution Corp	21
2,584		Chiquita Brands International, Inc	57
3,045		DIMON, Inc	20
3,261	*	Endo Pharmaceuticals Holdings, Inc	69
793		Getty Realty Corp	23
1,696	*	Hain Celestial Group, Inc	35
3,050	*	Henry Schein, Inc	212
500		Kenneth Cole Productions, Inc (Class A)	15
19,200		McKesson Corp	604
2,069	*	Men’s Wearhouse, Inc	66
1,402	*	Metals USA, Inc	26
785		Nash Finch Co	30
3,652		Nu Skin Enterprises, Inc (Class A)	93
438	*	Nuco2, Inc	10
3,222	*	Performance Food Group Co	87
4,300		Perrigo Co	74
193	*	Perry Ellis International, Inc	4
84	f.v*	Priority Healthcare Corp (Class A)	2
2,341	*	Priority Healthcare Corp (Class B)	51
303	*	Provide Commerce, Inc	11
1,702		Russell Corp	33
1,320	*	School Specialty, Inc	51
900	*	Smart & Final, Inc	13
803		Standard Commercial Corp	16
2,696		Stride Rite Corp	30
9,074		Supervalu, Inc	313
45,584		Sysco Corp	1,750
2,162	*	Tractor Supply Co	80
2,582	*	United Natural Foods, Inc	80
2,061	*	United Stationers, Inc	95

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,668

		TOTAL COMMON STOCKS (Cost $709,275)	911,390

SHORT TERM INVESTMENTS - 0.27%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.27%
$2,500,000	d	Federal Home Loan Bank (FHLB) 1.900%, 01/12/05

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,498

		TOTAL SHORT TERM INVESTMENTS
		(Cost $2,498)	2,498

		TOTAL PORTFOLIO - 99.83%
		(Cost $711,810)	913,939
		OTHER ASSETS AND LIABILITIES, NET - 0.17%	1,539

		NET ASSETS - 100.00%	$915,478

TIAA Stock Index Account

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2004, the value of these securities amounted to $44,000 or 0.01% of net assets.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of classification categories together in the Statement of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

Restricted securities held by the Account are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$—	$—
National Health Investors, Inc	01/10/01	10,000	42,000
Priority Healthcare Corp (Class A)	01/04/99	1,148	2,000
Wiltel Communications Group (Rts)	12/04/03	—	0

		$11,148	$44,000

Item 11.	Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) Changes in internal controls. During the fourth quarter of 2004, certain policies, procedures and controls were implemented in TIAA-CREF’s information technology areas. These changes involved improved documentation, communication, training, and compliance monitoring over IT general controls and are intended to enhance IT processes, including those that support preparation of the financial statements. Efforts to ensure compliance with these policies are currently underway.

Item 12.	Exhibits.

12(a)(1) Code of Ethics (EX-99.CODE ETH)

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification.(EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: March 7, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott Executive Vice President (principal executive officer)

Date: March 7, 2005	By:	/s/ Elizabeth A. Monrad
Elizabeth A. Monrad Executive Vice President (principal financial officer)

EXHIBIT LIST

Item 12.	Exhibits.

12(a)(1) Code of Ethics (EX-99.CODE ETH)

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification (EX-99.906CERT)